                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08837

               ----------------------------------------------------

                         THE SELECT SECTOR SPDR(R) TRUST

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 One Lincoln Street, Boston, Massachusetts 02111

--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

    (Name and Address of Agent for                    Copy to:
               Service)
          Ryan M. Louvar, Esq.                   Stuart Strauss, Esq.
  State Street Bank and Trust Company           Clifford Chance US LLP
      One Lincoln Street - CPH0326               31 West 52nd Street
           Boston, MA 02111                    New York, New York 10019

       Registrant's telephone number, including area code: (303) 623-2577

Date of fiscal year end: September 30

Date of reporting period: March 31, 2009

ITEM 1: SHAREHOLDER REPORT

(SPDR LOGO)

The Select Sector SPDR Trust

                                   (GRAPHICS)

SEMI-ANNUAL REPORT

MARCH 31, 2009

                          Select Sector Spider Heading


                            SELECT SECTOR SPDR FUNDS
The Select Sector SPDR Trust consists of nine separate investment portfolios (each a "Select Sector SPDR Fund" or a "Fund" and collectively the "Select Sector SPDR Funds" or the "Funds").

Select Sector SPDR Funds are "index funds" that unbundle the benchmark S&P 500(R) and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of nine major industry sectors that make up the S&P 500(R) much as they buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDR Funds trade on a national securities exchange.

NINE SELECT SECTOR SPDR FUNDS
Shares are available for exchange trading in the following Funds of the Select Sector SPDR Trust:


THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND     XLY
THE CONSUMER STAPLES SELECT SECTOR SPDR FUND           XLP
THE ENERGY SELECT SECTOR SPDR FUND                     XLE
THE FINANCIAL SELECT SECTOR SPDR FUND                  XLF
THE HEALTH CARE SELECT SECTOR SPDR FUND                XLV
THE INDUSTRIAL SELECT SECTOR SPDR FUND                 XLI
THE MATERIALS SELECT SECTOR SPDR FUND                  XLB
THE TECHNOLOGY SELECT SECTOR SPDR FUND                 XLK
THE UTILITIES SELECT SECTOR SPDR FUND                  XLU


Each of these Funds is designed to, before expenses, correspond generally to the price and yield performance of a Select Sector Index. Each Fund's portfolio is comprised principally of shares of constituent companies in the S&P 500(R). Each stock in the S&P 500(R) is allocated to only one Select Sector Index. The combined companies of the nine Select Sector Indexes represent all of the companies in the S&P 500(R). Each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index. Investors cannot invest directly in an index. Funds focused on a single sector generally experience greater price fluctuations than the overall stock market.

OBJECTIVE
Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to custom tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversity, sector investments may also offer opportunities for returns greater than an investment in the entire S&P 500(R) Index.

TABLE OF CONTENTS


PERFORMANCE & PORTFOLIO SUMMARY
  THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND (XLY)................     1
  THE CONSUMER STAPLES SELECT SECTOR SPDR FUND (XLP)......................     4
  THE ENERGY SELECT SECTOR SPDR FUND (XLE)................................     7
  THE FINANCIAL SELECT SECTOR SPDR FUND (XLF).............................    10
  THE HEALTH CARE SELECT SECTOR SPDR FUND (XLV)...........................    13
  THE INDUSTRIAL SELECT SECTOR SPDR FUND (XLI)............................    16
  THE MATERIALS SELECT SECTOR SPDR FUND (XLB).............................    19
  THE TECHNOLOGY SELECT SECTOR SPDR FUND (XLK)............................    22
  THE UTILITIES SELECT SECTOR SPDR FUND (XLU).............................    25
SCHEDULES OF INVESTMENTS
  THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND (XLY)................    28
  THE CONSUMER STAPLES SELECT SECTOR SPDR FUND (XLP)......................    30
  THE ENERGY SELECT SECTOR SPDR FUND (XLE)................................    31
  THE FINANCIAL SELECT SECTOR SPDR FUND (XLF).............................    32
  THE HEALTH CARE SELECT SECTOR SPDR FUND (XLV)...........................    34
  THE INDUSTRIAL SELECT SECTOR SPDR FUND (XLI)............................    35
  THE MATERIALS SELECT SECTOR SPDR FUND (XLB).............................    36
  THE TECHNOLOGY SELECT SECTOR SPDR FUND (XLK)............................    37
  THE UTILITIES SELECT SECTOR SPDR FUND (XLU).............................    39
FINANCIAL STATEMENTS......................................................    40
FINANCIAL HIGHLIGHTS......................................................    48
NOTES TO FINANCIAL STATEMENTS.............................................    57
OTHER INFORMATION.........................................................    67

                          Select Sector Spider Heading


              THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.21%.

PERFORMANCE AS OF MARCH 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   CONSUMER                                  CONSUMER
                                                                  DISCRETION-                               DISCRETION-
                                                                      ARY                                       ARY
                                       NET ASSET      MARKET        SELECT       NET ASSET      MARKET        SELECT
                                         VALUE         VALUE     SECTOR INDEX      VALUE         VALUE     SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                          -29.06%       -29.82%       -29.10%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            -35.00%       -35.20%       -35.06%       -35.00%       -35.20%       -35.06%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         -39.05%       -39.26%       -38.87%       -15.22%       -15.31%       -15.13%
 ----------------------------------------------------------------------------------------------------------------------
    FIVE YEARS                          -34.51%       -34.70%       -34.06%        -8.12%        -8.17%        -7.99%
 ----------------------------------------------------------------------------------------------------------------------
    TEN YEARS                           -24.33%       -24.73%       -22.54%        -2.75%        -2.80%        -2.52%
 ----------------------------------------------------------------------------------------------------------------------


                          Select Sector Spider Heading


              THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)



(PERFORMANCE GRAPH)


                          CONSUMER DISCRETIONARY                CONSUMER DISCRETIONARY
                               SELECT SECTOR         S&P 500         SELECT SECTOR
                               SPDR FUND(A)         INDEX(C)           INDEX(B)
                          ----------------------    --------    ----------------------
03/31/99                           10000              10000              10000
06/30/99                           10423              10705              10429
09/30/99                            9198              10037               9204
12/31/99                           10878              11530              10897
03/31/00                           10275              11793              10305
06/30/00                            9107              11481               9140
09/30/00                            8819              11368               8874
12/31/00                            9075              10479               9141
03/31/01                            9275               9237               9349
06/30/01                            9818               9778               9899
09/30/01                            8250               8342               8324
12/31/01                           10289               9234              10395
03/31/02                           10745               9259              10865
06/30/02                            9873               8018               9987
09/30/02                            8173               6633               8271
12/31/02                            8340               7193               8445
03/31/03                            8219               6966               8327
06/30/03                            9779               8038               9917
09/30/03                            9992               8251              10141
12/31/03                           11423               9256              11604
03/31/04                           11554               9412              11747
06/30/04                           11515               9574              11715
09/30/04                           11374               9395              11577
12/31/04                           12897              10263              13144
03/31/05                           12158              10042              12397
06/30/05                           12019              10179              12260
09/30/05                           11920              10546              12163
12/31/05                           12055              10766              12306
03/31/06                           12415              11219              12671
06/30/06                           12349              11058              12611
09/30/06                           12957              11684              13241
12/31/06                           14278              12467              14600
03/31/07                           14163              12547              14493
06/30/07                           14671              13334              15023
09/30/07                           13744              13605              14079
12/31/07                           12370              13151              12672
03/31/08                           11641              11909              11927
06/30/08                           10736              11585              10996
09/30/08                           10667              10614              10924
12/31/08                            8234               8285               8428
03/31/09                            7567               7373               7746

                          Select Sector Spider Heading


              THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF MARCH 31, 2009


 ------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             MCDONALD'S      HOME DEPOT,     COMCAST CORP.     THE WALT DISNEY     LOWE'S COS.,
                            CORP.           INC.            (CLASS A)         CO.                 INC.
 ------------------------------------------------------------------------------------------------------------------
    SHARES                  1,303,532       1,984,522       3,371,793         2,172,833           1,715,535
 ------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $71,133,741     46,755,338      45,991,257        39,458,647          31,308,514
 ------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         10.0            6.6             6.4               5.5                 4.4
 ------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees that the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*

(PIE CHART IN %)


Auto Components                                1.40
Automobiles                                    1.70
Distributors                                   0.80
Diversified Consumer Services                  2.40
Hotels Restaurants & Leisure                  17.70
Household Durables                             4.00
Internet & Catalog Retail                      4.20
Leisure Equipment & Products                   1.40
Media                                         27.60
Multiline Retail                               9.60
Specialty Retail                              24.10
Textiles, Apparel & Luxury Goods               5.10




 * The Fund's industry breakdown is expressed as a percentage of Total Common Stocks and may change over time.

                          Select Sector Spider Heading


                 THE CONSUMER STAPLES SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE CONSUMER STAPLES SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.21%.

PERFORMANCE AS OF MARCH 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   CONSUMER                                  CONSUMER
                                                                    STAPLES                                   STAPLES
                                       NET ASSET      MARKET        SELECT       NET ASSET      MARKET        SELECT
                                         VALUE         VALUE     SECTOR INDEX      VALUE         VALUE     SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                          -22.05%       -22.59%       -22.11%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            -22.55%       -22.72%       -22.54%       -22.55%       -22.72%       -22.54%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                          -4.45%        -4.76%        -3.98%        -1.51%        -1.61%        -1.33%
 ----------------------------------------------------------------------------------------------------------------------
    FIVE YEARS                            2.36%         2.08%         3.43%         0.47%         0.41%         0.68%
 ----------------------------------------------------------------------------------------------------------------------
    TEN YEARS                            -5.10%        -5.10%        -2.83%        -0.52%        -0.52%        -0.29%
 ----------------------------------------------------------------------------------------------------------------------


                          Select Sector Spider Heading


                 THE CONSUMER STAPLES SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

CONSUMER STAPLES SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)



(PERFORMANCE GRAPH)


                           CONSUMER STAPLES                CONSUMER STAPLES
                             SELECT SECTOR      S&P 500      SELECT SECTOR
                             SPDR FUND(A)      INDEX(C)        INDEX(B)
                           ----------------    --------    ----------------
03/31/99                         10000           10000           10000
06/30/99                          9703           10705            9700
09/30/99                          8590           10037            8588
12/31/99                          8748           11530            8760
03/31/00                          8072           11793            8093
06/30/00                          9689           11481            9706
09/30/00                          9611           11368            9639
12/31/00                         11000           10479           11043
03/31/01                          9613            9237            9655
06/30/01                          9462            9778            9510
09/30/01                          9757            8342            9814
12/31/01                          9907            9234            9972
03/31/02                         10194            9259           10268
06/30/02                          8754            8018            8819
09/30/02                          7838            6633            7898
12/31/02                          7930            7193            7996
03/31/03                          7411            6966            7476
06/30/03                          8072            8038            8150
09/30/03                          8173            8251            8260
12/31/03                          8796            9256            8897
03/31/04                          9270            9412            9383
06/30/04                          9390            9574            9512
09/30/04                          8858            9395            8975
12/31/04                          9483           10263            9618
03/31/05                          9501           10042            9643
06/30/05                          9428           10179            9573
09/30/05                          9693           10546            9851
12/31/05                          9753           10766            9918
03/31/06                          9931           11219           10106
06/30/06                         10216           11058           10404
09/30/06                         10772           11684           10978
12/31/06                         11164           12467           11384
03/31/07                         11415           12547           11685
06/30/07                         11695           13334           11976
09/30/07                         12138           13605           12441
12/31/07                         12558           13151           12876
03/31/08                         12250           11909           12568
06/30/08                         11691           11585           11999
09/30/08                         12173           10614           12499
12/31/08                         10676            8285           10951
03/31/09                          9490            7373            9717

                          Select Sector Spider Heading


                 THE CONSUMER STAPLES SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF MARCH 31, 2009


 ----------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             PROCTER &        WAL-MART         PHILIP MORRIS           COCA-COLA       CVS CAREMARK
                            GAMBLE CO.       STORES, INC.     INTERNATIONAL, INC.     CO.             CORP.
 ----------------------------------------------------------------------------------------------------------------------
    SHARES                  5,972,195        4,554,006        4,082,590               2,377,200       3,320,152
 ----------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $281,230,663     237,263,713      145,258,552             104,477,940     91,270,978
 ----------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         15.8             13.3             8.2                     5.9             5.1
 ----------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees that the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*

(PIE CHART IN %)


Beverages                                     14.3
Food & Staples Retailing                      29.9
Food Products                                 17.1
Household Products                            23.1
Personal Products                              1.5
Tobacco                                       14.1




 * The Fund's industry breakdown is expressed as a percentage of Total Common Stocks and may change over time.

                          Select Sector Spider Heading


                      THE ENERGY SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE ENERGY SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.21%.

PERFORMANCE AS OF MARCH 31, 2009


 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET          ENERGY         NET ASSET    MARKET          ENERGY
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                             -32.64%    -32.87%          -32.66%             N/A        N/A              N/A
 -------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR                               -41.56%    -41.67%          -41.52%         -41.56%    -41.67%          -41.52%
 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS                            -18.51%    -18.65%          -18.05%          -6.60%     -6.65%           -6.42%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS                              55.01%     54.54%           56.93%           9.16%      9.10%            9.43%
 -------------------------------------------------------------------------------------------------------------------------------
    TEN YEARS                              101.99%    100.57%          107.36%           7.28%      7.21%            7.57%
 -------------------------------------------------------------------------------------------------------------------------------


                          Select Sector Spider Heading


                      THE ENERGY SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

ENERGY SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)



(PERFORMANCE GRAPH)


                           ENERGY SELECT
                            SECTOR SPDR      S&P 500     ENERGY SELECT
                              FUND(A)       INDEX(C)    SECTOR INDEX(B)
                           -------------    --------    ---------------
03/31/99                       10000          10000          10000
06/30/99                       11441          10705          11409
09/30/99                       11248          10037          11225
12/31/99                       11167          11530          11159
03/31/00                       12088          11793          12098
06/30/00                       12495          11481          12526
09/30/00                       13654          11368          13699
12/31/00                       13888          10479          13944
03/31/01                       12891           9237          12960
06/30/01                       12801           9778          12876
09/30/01                       10953           8342          11031
12/31/01                       11338           9234          11421
03/31/02                       12318           9259          12423
06/30/02                       11238           8018          11340
09/30/02                        9121           6633           9199
12/31/02                        9671           7193           9763
03/31/03                        9737           6966           9839
06/30/03                       10532           8038          10653
09/30/03                       10567           8251          10695
12/31/03                       12221           9256          12381
03/31/04                       13033           9412          13213
06/30/04                       14049           9574          14260
09/30/04                       15669           9395          15926
12/31/04                       16304          10263          16584
03/31/05                       19315          10042          19670
06/30/05                       20115          10179          20466
09/30/05                       24325          10546          24786
12/31/05                       22862          10766          23303
03/31/06                       24793          11219          25303
06/30/06                       25921          11058          26466
09/30/06                       24543          11684          25066
12/31/06                       27046          12467          27640
03/31/07                       27823          12547          28455
06/30/07                       32013          13334          32766
09/30/07                       34818          13605          35672
12/31/07                       36874          13151          37796
03/31/08                       34567          11909          35457
06/30/08                       41377          11585          42482
09/30/08                       29991          10614          30789
12/31/08                       22570           8285          23169
03/31/09                       20199           7373          20736

                          Select Sector Spider Heading


                      THE ENERGY SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF MARCH 31, 2009


 -------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             EXXON MOBIL      CHEVRON         CONOCOPHILLIPS     OCCIDENTAL PETROLEUM     SCHLUMBERGER,
                            CORP.            CORP.                              CORP.                    LTD.
 -------------------------------------------------------------------------------------------------------------------------
    SHARES                  13,609,147       9,035,143       6,882,637          3,286,114                4,375,389
 -------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $926,782,911     607,523,015     269,524,065        182,872,244              177,728,301
 -------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         23.3             15.3            6.8                4.6                      4.5
 -------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees that the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*

(PIE CHART IN %)


Energy Equipment & Services                   15.2
Oil, Gas & Consumable Fuels                   84.8




 * The Fund's industry breakdown is expressed as a percentage of Total Common Stocks and may change over time.

                          Select Sector Spider Heading


                    THE FINANCIAL SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE FINANCIAL SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.21%.

PERFORMANCE AS OF MARCH 31, 2009


 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET         FINANCIAL       NET ASSET    MARKET         FINANCIAL
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                             -54.94%    -54.77%          -55.06%             N/A        N/A              N/A
 -------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR                               -62.87%    -62.88%          -62.98%         -62.87%    -62.88%          -62.98%
 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS                            -70.10%    -70.16%          -70.08%         -33.13%    -33.18%          -33.12%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS                             -65.43%    -65.45%          -65.21%         -19.14%    -19.15%          -19.04%
 -------------------------------------------------------------------------------------------------------------------------------
    TEN YEARS                              -55.77%    -55.76%          -54.87%          -7.83%     -7.83%           -7.65%
 -------------------------------------------------------------------------------------------------------------------------------


                          Select Sector Spider Heading


                    THE FINANCIAL SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

FINANCIAL SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)



(PERFORMANCE GRAPH)


                           FINANCIAL SELECT
                              SECTOR SPDR       S&P 500    FINANCIAL SELECT
                                FUND(A)        INDEX(C)     SECTOR INDEX(B)
                           ----------------    --------    ----------------
03/31/99                         10000           10000           10000
06/30/99                         10487           10705           10486
09/30/99                          8880           10037            8877
12/31/99                          9635           11530            9647
03/31/00                          9845           11793            9868
06/30/00                          9573           11481            9598
09/30/00                         11826           11368           11872
12/31/00                         12087           10479           12148
03/31/01                         10921            9237           10978
06/30/01                         11773            9778           11841
09/30/01                         10229            8342           10293
12/31/01                         10983            9234           11061
03/31/02                         11358            9259           11445
06/30/02                         10506            8018           10589
09/30/02                          8712            6633            8786
12/31/02                          9353            7193            9439
03/31/03                          8870            6966            8957
06/30/03                         10496            8038           10612
09/30/03                         10930            8251           11061
12/31/03                         12206            9256           12369
03/31/04                         12788            9412           12972
06/30/04                         12480            9574           12662
09/30/04                         12522            9395           12707
12/31/04                         13499           10263           13715
03/31/05                         12635           10042           12843
06/30/05                         13172           10179           13398
09/30/05                         13260           10546           13495
12/31/05                         14338           10766           14607
03/31/06                         14794           11219           15082
06/30/06                         14766           11058           15062
09/30/06                         15930           11684           16266
12/31/06                         17038           12467           17415
03/31/07                         16543           12547           16921
06/30/07                         16885           13334           17278
09/30/07                         16154           13605           16542
12/31/07                         13840           13151           14171
03/31/08                         11910           11909           12192
06/30/08                          9738           11585            9959
09/30/08                          9815           10614           10043
12/31/08                          6198            8285            6338
03/31/09                          4423            7373            4513

                          Select Sector Spider Heading


                    THE FINANCIAL SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF MARCH 31, 2009


 --------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             JPMORGAN         WELLS FARGO     GOLDMAN SACHS     BANK OF           BANK OF NEW YORK
                            CHASE & CO.      & CO.           GROUP, INC.       AMERICA CORP.     MELLON CORP.
 --------------------------------------------------------------------------------------------------------------------
    SHARES                  20,939,773       23,614,171      2,573,264         35,671,623        6,402,816
 --------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $556,579,166     336,265,795     272,817,449       243,280,469       180,879,552
 --------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         13.3             8.0             6.5               5.8               4.3
 --------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees that the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*

(PIE CHART IN %)


Capital Markets                               23.8
Commercial Banks                              17.7
Consumer Finance                               3.5
Diversified Financial Services                  26
Insurance                                     19.8
Real Estate Investment Trusts (REITS)          7.4
Real Estate Management & Development           0.1
Thrifts & Mortgage Finance                     1.7




 * The Fund's industry breakdown is expressed as a percentage of Total Common Stocks and may change over time.

                          Select Sector Spider Heading


                   THE HEALTH CARE SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE HEALTH CARE SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.21%.

PERFORMANCE AS OF MARCH 31, 2009


 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET        HEALTH CARE      NET ASSET    MARKET        HEALTH CARE
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                             -19.17%    -19.73%          -19.18%             N/A        N/A              N/A
 -------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR                               -19.91%    -19.96%          -19.84%         -19.91%    -19.96%          -19.84%
 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS                            -19.90%    -20.07%          -19.49%          -7.13%     -7.19%           -6.97%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS                             -12.06%    -12.37%          -11.16%          -2.54%     -2.61%           -2.34%
 -------------------------------------------------------------------------------------------------------------------------------
    TEN YEARS                               -2.92%     -3.29%           -0.79%          -0.30%     -0.33%           -0.08%
 -------------------------------------------------------------------------------------------------------------------------------


                          Select Sector Spider Heading


                   THE HEALTH CARE SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

HEALTH CARE SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)



(PERFORMANCE GRAPH)


                            HEALTH CARE                  HEALTH CARE
                           SELECT SECTOR     S&P 500    SELECT SECTOR
                            SPDR FUND(A)    INDEX(C)       INDEX(B)
                           -------------    --------    -------------
03/31/99                       10000          10000         10000
06/30/99                       10546          10705         10559
09/30/99                        9608          10037          9633
12/31/99                       11139          11530         11182
03/31/00                       11096          11793         11152
06/30/00                       10594          11481         10639
09/30/00                       10458          11368         10490
12/31/00                        9852          10479          9879
03/31/01                        9741           9237          9769
06/30/01                       10661           9778         10698
09/30/01                        8502           8342          8538
12/31/01                        9832           9234          9882
03/31/02                       10669           9259         10733
06/30/02                        9928           8018          9991
09/30/02                        9207           6633          9271
12/31/02                        9666           7193          9741
03/31/03                        9759           6966          9842
06/30/03                       10720           8038         10820
09/30/03                       10235           8251         10340
12/31/03                       11093           9256         11215
03/31/04                       11037           9412         11168
06/30/04                       11325           9574         11467
09/30/04                       10704           9395         10843
12/31/04                       11253          10263         11408
03/31/05                       11179          10042         11340
06/30/05                       11634          10179         11811
09/30/05                       11808          10546         11995
12/31/05                       11980          10766         12177
03/31/06                       12117          11219         12323
06/30/06                       11497          11058         11699
09/30/06                       12657          11684         12889
12/31/06                       12829          12467         13072
03/31/07                       12945          12547         13197
06/30/07                       13596          13334         13868
09/30/07                       13731          13605         14014
12/31/07                       13719          13151         14008
03/31/08                       12118          11909         12376
06/30/08                       11965          11585         12226
09/30/08                       12008          10614         12275
12/31/08                       10543           8285         10778
03/31/09                        9708           7373          9921

                          Select Sector Spider Heading


                   THE HEALTH CARE SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF MARCH 31, 2009


 --------------------------------------------------------------------------------------------------------------

    DESCRIPTION             JOHNSON &        PFIZER, INC.     ABBOTT           WYETH           MERCK & CO.,
                            JOHNSON                           LABORATORIES                     INC.
 --------------------------------------------------------------------------------------------------------------
    SHARES                  5,877,335        14,336,061       2,783,805        2,844,466       4,478,873
 --------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $309,147,821     195,257,151      132,787,498      122,425,817     119,809,853
 --------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         13.8             8.7              5.9              5.4             5.3
 --------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees that the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*

(PIE CHART IN %)


Biotechnology                                 14.3
Health Care Equipment & Supplies              15.6
Health Care Providers & Services              14.0
Health Care Technology                         0.2
Life Sciences Tools & Services                 2.8
Pharmaceuticals                               53.1




 * The Fund's industry breakdown is expressed as a percentage of Total Common Stocks and may change over time.

                          Select Sector Spider Heading


                    THE INDUSTRIAL SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE INDUSTRIAL SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.21%.

PERFORMANCE AS OF MARCH 31, 2009


 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET        INDUSTRIAL       NET ASSET    MARKET        INDUSTRIAL
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                             -38.49%    -38.81%          -38.58%             N/A        N/A              N/A
 -------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR                               -48.63%    -48.59%          -48.74%         -48.63%    -48.59%          -48.74%
 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS                            -41.64%    -41.87%          -41.49%         -16.43%    -16.54%          -16.36%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS                             -23.23%    -23.60%          -22.61%          -5.15%     -5.24%           -5.00%
 -------------------------------------------------------------------------------------------------------------------------------
    TEN YEARS                              -12.63%    -13.08%          -10.45%          -1.34%     -1.39%           -1.10%
 -------------------------------------------------------------------------------------------------------------------------------


                          Select Sector Spider Heading


                    THE INDUSTRIAL SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

INDUSTRIAL SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)



(PERFORMANCE GRAPH)


                           INDUSTRIAL SELECT
                              SECTOR SPDR        S&P 500    INDUSTRIAL SELECT
                                FUND(A)         INDEX(C)     SECTOR INDEX(B)
                           -----------------    --------    -----------------
03/31/99                         10000            10000           10000
06/30/99                         11947            10705           11954
09/30/99                         11572            10037           11585
12/31/99                         12010            11530           12043
03/31/00                         11809            11793           11858
06/30/00                         11613            11481           11674
09/30/00                         12393            11368           12474
12/31/00                         12852            10479           12939
03/31/01                         10927             9237           11005
06/30/01                         11984             9778           12078
09/30/01                          9778             8342            9858
12/31/01                         11531             9234           11632
03/31/02                         11352             9259           11470
06/30/02                          9979             8018           10083
09/30/02                          8191             6633            8280
12/31/02                          8680             7192            8780
03/31/03                          8171             6966            8270
06/30/03                          9490             8038            9621
09/30/03                          9921             8251           10064
12/31/03                         11501             9256           11680
03/31/04                         11384             9412           11570
06/30/04                         12340             9574           12552
09/30/04                         12263             9395           12482
12/31/04                         13505            10263           13759
03/31/05                         13262            10042           13516
06/30/05                         12853            10179           13106
09/30/05                         13227            10546           13496
12/31/05                         13880            10766           14173
03/31/06                         14977            11219           15304
06/30/06                         15029            11058           15366
09/30/06                         14882            11684           15226
12/31/06                         15767            12467           16143
03/31/07                         16041            12547           16432
06/30/07                         17638            13334           18083
09/30/07                         18584            13605           19065
12/31/07                         17849            13151           18318
03/31/08                         17013            11909           17469
06/30/08                         15674            11585           16087
09/30/08                         14207            10614           14577
12/31/08                         10909             8285           11194
03/31/09                          8737             7373            8955

                          Select Sector Spider Heading


                    THE INDUSTRIAL SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF MARCH 31, 2009


 -----------------------------------------------------------------------------------------------------------

                            GENERAL         UNITED PARCEL     UNITED           3M CO.         BOEING CO.
    DESCRIPTION             ELECTRIC        SERVICE, INC.     TECHNOLOGIES
                            CO.             (CLASS B)         CORP.
 -----------------------------------------------------------------------------------------------------------
    SHARES                  9,882,234       1,281,582         1,239,068        899,486        960,012
 -----------------------------------------------------------------------------------------------------------
    MARKET VALUE            $99,909,386     63,079,466        53,255,143       44,722,444     34,157,227
 -----------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         11.1            7.0               5.9              5.0            3.8
 -----------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees that the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*

(PIE CHART IN %)


Aerospace & Defense                           28.8
Air Freight & Logistics                       11.1
Airlines                                       0.7
Building Products                              0.4
Commercial Services & Supplies                 5.9
Construction & Engineering                     2.0
Electrical Equipment                           4.6
Electronic Equipment, Instruments &
  Components                                   0.4
Industrial Conglomerates                      16.4
Machinery                                     16.2
Professional Services                          2.0
Road & Rail                                   10.1
Trading Companies & Distributors               1.4




 * The Fund's industry breakdown is expressed as a percentage of Total Common Stocks and may change over time.

                          Select Sector Spider Heading


                    THE MATERIALS SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE MATERIALS SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.21%.

PERFORMANCE AS OF MARCH 31, 2009


 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET         MATERIALS       NET ASSET    MARKET         MATERIALS
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                             -31.80%    -31.85%          -31.88%             N/A        N/A              N/A
 -------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR                               -43.31%    -43.29%          -43.46%         -43.31%    -43.29%          -43.46%
 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS                            -26.18%    -26.39%          -26.15%          -9.62%     -9.71%           -9.61%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS                              -4.83%     -4.85%           -4.03%          -0.99%     -0.99%           -0.82%
 -------------------------------------------------------------------------------------------------------------------------------
    TEN YEARS                               29.16%     29.54%           25.43%           2.59%      2.62%            2.29%
 -------------------------------------------------------------------------------------------------------------------------------


                          Select Sector Spider Heading


                    THE MATERIALS SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

MATERIALS SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)



(PERFORMANCE GRAPH)


                           MATERIALS SELECT
                              SECTOR SPDR       S&P 500    MATERIALS SELECT
                                FUND(A)        INDEX(C)     SECTOR INDEX(B)
                           ----------------    --------    ----------------
03/31/99                         10000           10000           10000
06/30/99                         11961           10705           11953
09/30/99                         10939           10037           10941
12/31/99                         12254           11530           12300
03/31/00                         10734           11793           10780
06/30/00                          9226           11481            9283
09/30/00                          8480           11368            8527
12/31/00                         10381           10479           10441
03/31/01                          9786            9237            9864
06/30/01                         10776            9778           10867
09/30/01                          9501            8342            9591
12/31/01                         10656            9234           10771
03/31/02                         11762            9259           11900
06/30/02                         11552            8018           11695
09/30/02                          8907            6633            9011
12/31/02                         10044            7192           10172
03/31/03                          9317            6966            9441
06/30/03                         10585            8038           10740
09/30/03                         11229            8251           11407
12/31/03                         13811            9256           14055
03/31/04                         13570            9412           13816
06/30/04                         13938            9574           14201
09/30/04                         14405            9395           14689
12/31/04                         15640           10263           15968
03/31/05                         15924           10042           16269
06/30/05                         14415           10179           14730
09/30/05                         14664           10546           15009
12/31/05                         16291           10766           16695
03/31/06                         17500           11219           17955
06/30/06                         17427           11058           17890
09/30/06                         17320           11684           17787
12/31/06                         19264           12467           19802
03/31/07                         21015           12547           21578
06/30/07                         22487           13334           23105
09/30/07                         23549           13605           24212
12/31/07                         23499           13151           24176
03/31/08                         22783           11909           23452
06/30/08                         23660           11585           24359
09/30/08                         18939           10614           19466
12/31/08                         13162            8285           13509
03/31/09                         12916            7373           13259

                          Select Sector Spider Heading


                    THE MATERIALS SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF MARCH 31, 2009


 --------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             MONSANTO         NEWMONT MINING          PRAXAIR,       DU PONT (E.I.)       AIR PRODUCTS &
                            CO.              CORP. (HOLDING CO.)     INC.           DE NEMOURS & CO.     CHEMICALS, INC.
 --------------------------------------------------------------------------------------------------------------------------
    SHARES                  2,145,463        1,915,286               1,202,222      3,533,399            733,840
 --------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $178,287,975     85,728,201              80,897,518     78,900,800           41,278,500
 --------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         19.6             9.4                     8.9            8.7                  4.5
 --------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees that the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*

(PIE GRAPH IN %)


Chemicals                                     61.5
Construction Materials                         2.3
Containers & Packaging                         6.4
Metals & Mining                               24.6
Paper & Forest Products                        5.2




 * The Fund's industry breakdown is expressed as a percentage of Total Common Stocks and may change over time.

                          Select Sector Spider Heading


                    THE TECHNOLOGY SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE TECHNOLOGY SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.21%.

PERFORMANCE AS OF MARCH 31, 2009


 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET        TECHNOLOGY       NET ASSET    MARKET        TECHNOLOGY
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                             -20.36%    -20.27%          -20.33%             N/A        N/A              N/A
 -------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR                               -29.57%    -29.64%          -29.54%         -29.57%    -29.64%          -29.54%
 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS                            -27.05%    -27.36%          -26.81%          -9.98%    -10.11%           -9.88%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS                             -17.90%    -18.09%          -17.26%          -3.87%     -3.91%           -3.72%
 -------------------------------------------------------------------------------------------------------------------------------
    TEN YEARS                              -54.31%    -54.35%          -53.31%          -7.54%     -7.54%           -7.33%
 -------------------------------------------------------------------------------------------------------------------------------


                          Select Sector Spider Heading


                    THE TECHNOLOGY SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

TECHNOLOGY SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)



(PERFORMANCE GRAPH)


                           TECHNOLOGY SELECT
                              SECTOR SPDR        S&P 500    TECHNOLOGY SELECT
                                FUND(A)         INDEX(C)     SECTOR INDEX(B)
                           -----------------    --------    -----------------
03/31/99                         10000            10000           10000
06/30/99                         11030            10705           11040
09/30/99                         11240            10037           11264
12/31/99                         14776            11530           14819
03/31/00                         16425            11793           16494
06/30/00                         14755            11481           14829
09/30/00                         12663            11368           12731
12/31/00                          8540            10479            8588
03/31/01                          6772             9237            6813
06/30/01                          7591             9778            7647
09/30/01                          5228             8342            5266
12/31/01                          6580             9234            6633
03/31/02                          5928             9259            5979
06/30/02                          4330             8018            4367
09/30/02                          3227             6633            3256
12/31/02                          4053             7193            4094
03/31/03                          3921             6966            3963
06/30/03                          4657             8038            4712
09/30/03                          4991             8251            5054
12/31/03                          5635             9256            5711
03/31/04                          5565             9412            5644
06/30/04                          5683             9574            5767
09/30/04                          5259             9395            5340
12/31/04                          5929            10263            6026
03/31/05                          5489            10042            5576
06/30/05                          5600            10179            5691
09/30/05                          5872            10546            5970
12/31/05                          5921            10766            6026
03/31/06                          6264            11219            6379
06/30/06                          5740            11058            5848
09/30/06                          6236            11684            6358
12/31/06                          6638            12467            6769
03/31/07                          6657            12547            6795
06/30/07                          7313            13334            7470
09/30/07                          7719            13605            7882
12/31/07                          7647            13151            7811
03/31/08                          6488            11909            6627
06/30/08                          6573            11585            6716
09/30/08                          5737            10614            5860
12/31/08                          4482             8285            4577
03/31/09                          4569             7373            4669

                          Select Sector Spider Heading


                    THE TECHNOLOGY SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF MARCH 31, 2009


 ----------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             AT&T,            MICROSOFT       INTERNATIONAL BUSINESS     CISCO SYSTEMS,     APPLE,
                            INC.             CORP.           MACHINES CORP.             INC.               INC.
 ----------------------------------------------------------------------------------------------------------------------------
    SHARES                  8,009,134        10,393,097      1,823,497                  7,933,817          1,208,063
 ----------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $201,830,177     190,921,192     176,678,624                133,050,111        126,991,583
 ----------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         9.8              9.2             8.6                        6.4                6.1
 ----------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees that the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*

(PIE GRAPH IN %)


Communications Equipment                      13.9
Computers & Peripherals                       23.2
Diversified Telecommunication Services        16.9
Electronic Equipment,Instruments &
  Components                                   1.4
Internet Software & Services                   7.3
IT Services                                    5.4
Office Electronics                             0.3
Semiconductor & Semiconductor Equipment       11.2
Software                                      18.9
Wireless Telecommunication Services            1.5




 * The Fund's industry breakdown is expressed as a percentage of Total Common Stocks and may change over time.

                          Select Sector Spider Heading


                    THE UTILITIES SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE UTILITIES SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.21%.

PERFORMANCE AS OF MARCH 31, 2009


 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET         UTILITIES       NET ASSET    MARKET         UTILITIES
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                             -20.62%    -20.81%          -20.66%             N/A        N/A              N/A
 -------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR                               -29.78%    -29.99%          -29.84%         -29.78%    -29.99%          -29.84%
 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS                             -8.08%     -8.34%           -7.67%          -2.77%     -2.86%           -2.62%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS                              24.63%     23.90%           26.03%           4.50%      4.38%            4.74%
 -------------------------------------------------------------------------------------------------------------------------------
    TEN YEARS                               36.26%     35.79%           38.94%           3.14%      3.11%            3.34%
 -------------------------------------------------------------------------------------------------------------------------------


                          Select Sector Spider Heading


                    THE UTILITIES SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

UTILITIES SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)



(PERFORMANCE GRAPH)


                           UTILITIES SELECT
                              SECTOR SPDR       S&P 500    UTILITIES SELECT
                                FUND(A)        INDEX(C)     SECTOR INDEX(B)
                           ----------------    --------    ----------------
03/31/99                         10000           10000           10000
06/30/99                         11709           10705           11679
09/30/99                         11220           10037           11188
12/31/99                         10847           11530           10809
03/31/00                         10272           11793           10250
06/30/00                         10596           11481           10583
09/30/00                         12698           11368           12689
12/31/00                         13230           10479           13224
03/31/01                         12668            9237           12671
06/30/01                         12582            9778           12594
09/30/01                         11986            8342           11999
12/31/01                         11503            9234           11519
03/31/02                         11634            9259           11656
06/30/02                         10167            8018           10188
09/30/02                          7894            6633            7918
12/31/02                          8269            7193            8304
03/31/03                          8003            6966            8044
06/30/03                          9692            8038            9761
09/30/03                          9648            8251            9713
12/31/03                         10403            9255           10485
03/31/04                         10927            9412           11025
06/30/04                         10781            9574           10882
09/30/04                         11495            9395           11615
12/31/04                         12879           10263           13030
03/31/05                         13565           10042           13736
06/30/05                         14810           10179           15016
09/30/05                         15870           10546           16107
12/31/05                         15005           10766           15225
03/31/06                         14823           11219           15048
06/30/06                         15655           11058           15904
09/30/06                         16591           11684           16876
12/31/06                         18093           12467           18420
03/31/07                         19754           12547           20131
06/30/07                         19674           13334           20054
09/30/07                         20046           13605           20445
12/31/07                         21550           13151           21989
03/31/08                         19401           11909           19804
06/30/08                         20929           11585           21379
09/30/08                         17161           10614           17514
12/31/08                         15280            8285           15593
03/31/09                         13626            7373           13894

                          Select Sector Spider Heading


                    THE UTILITIES SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF MARCH 31, 2009


 -------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             EXELON           SOUTHERN CO.     FPL GROUP,      DOMINION            DUKE ENERGY
                            CORP.                             INC.            RESOURCES, INC.     CORP.
 -------------------------------------------------------------------------------------------------------------------
    SHARES                  4,566,810        5,393,864        2,837,200       4,047,262           8,187,900
 -------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $207,287,506     165,160,116      143,931,156     125,424,649         117,250,728
 -------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         10.1             8.0              7.0             6.1                 5.7
 -------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees that the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*

[PIE GRAPH IN %]


Electric Utilities                            57.6
Gas Utilities                                  2.3
Independent Power Producers & Energy
  Traders                                      3.0
Multi-Utilities                               37.1




 * The Fund's industry breakdown is expressed as a percentage of Total Common Stocks and may change over time.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                                   SHARES         VALUE
--------------------                                   ------         -----
COMMON STOCKS -- 99.7%
AUTO COMPONENTS -- 1.4%
Goodyear Tire & Rubber Co. (a)(b).................      283,527   $   1,774,879
Johnson Controls, Inc. (b)........................      695,483       8,345,796
                                                                  -------------
                                                                     10,120,675
                                                                  -------------
AUTOMOBILES -- 1.7%
Ford Motor Co. (a)(b).............................    2,804,940       7,376,992
General Motors Corp. (b)..........................      718,613       1,394,109
Harley-Davidson, Inc. (b).........................      274,065       3,669,731
                                                                  -------------
                                                                     12,440,832
                                                                  -------------
DISTRIBUTORS -- 0.8%
Genuine Parts Co. (b).............................      187,144       5,588,120
                                                                  -------------
DIVERSIFIED CONSUMER SERVICES -- 2.4%
Apollo Group, Inc. (Class A) (a)(b)...............      125,166       9,804,253
H&R Block, Inc. ..................................      397,585       7,232,071
                                                                  -------------
                                                                     17,036,324
                                                                  -------------
HOTELS, RESTAURANTS & LEISURE -- 17.7%
Carnival Corp. (b)................................      512,407      11,067,991
Darden Restaurants, Inc. (b)......................      160,817       5,509,590
International Game Technology.....................      346,766       3,197,183
Marriott International, Inc. (Class A) (b)........      344,946       5,643,317
McDonald's Corp. .................................    1,303,532      71,133,741
Starbucks Corp. (a)(b)............................      859,880       9,553,267
Starwood Hotels & Resorts Worldwide, Inc. (b).....      214,165       2,719,896
Wyndham Worldwide Corp. ..........................      208,821         877,048
Wynn Resorts, Ltd. (a)(b).........................       78,151       1,560,675
Yum! Brands, Inc. ................................      538,342      14,793,638
                                                                  -------------
                                                                    126,056,346
                                                                  -------------
HOUSEHOLD DURABLES -- 4.0%
Black & Decker Corp. (b)..........................       70,547       2,226,463
Centex Corp. (b)..................................      145,399       1,090,493
D.R. Horton, Inc. (b).............................      323,367       3,136,660
Fortune Brands, Inc. (b)..........................      176,231       4,326,471
Harman International Industries, Inc. (b).........       68,883         931,987
KB HOME (b).......................................       88,996       1,172,967
Leggett & Platt, Inc. (b).........................      184,794       2,400,474
Lennar Corp. (Class A) (b)........................      166,191       1,248,094
Newell Rubbermaid, Inc. ..........................      326,732       2,084,550
Pulte Homes, Inc. (b).............................      251,826       2,752,458
Snap-on, Inc. ....................................       67,568       1,695,957
The Stanley Works (b).............................       92,562       2,695,406
Whirlpool Corp. (b)...............................       86,331       2,554,534
                                                                  -------------
                                                                     28,316,514
                                                                  -------------
INTERNET & CATALOG RETAIL -- 4.2%
Amazon.com, Inc. (a)(b)...........................      376,253      27,632,020
Expedia, Inc. (a)(b)..............................      246,227       2,235,741
                                                                  -------------
                                                                     29,867,761
                                                                  -------------
LEISURE EQUIPMENT & PRODUCTS -- 1.3%
Eastman Kodak Co. (b).............................      316,032       1,200,921
Hasbro, Inc. .....................................      145,356       3,644,075
Mattel, Inc. (b)..................................      420,722       4,850,925
                                                                  -------------
                                                                      9,695,921
                                                                  -------------
MEDIA -- 27.5%
CBS Corp. (Class B) (b)...........................      796,799       3,059,708
Comcast Corp. (Class A)...........................    3,371,793      45,991,257
DIRECTV Group, Inc. (a)(b)........................      619,220      14,112,024
Gannett Co., Inc. (b).............................      268,582         590,880
Interpublic Group of Cos., Inc. (a)(b)............      558,993       2,303,051
McGraw-Hill Cos., Inc. ...........................      368,041       8,417,098
Meredith Corp. (b)................................       42,756         711,460
New York Times Co. (Class A) (b)..................      137,171         620,013
News Corp. (Class A)..............................    2,692,289      17,822,953
Omnicom Group, Inc. (b)...........................      363,932       8,516,009
Scripps Networks Interactive (Class A) (b)........      105,799       2,381,536
The Walt Disney Co. ..............................    2,172,833      39,458,647
Time Warner Cable, Inc. ..........................      412,354      10,226,379
Time Warner, Inc. (b).............................    1,403,287      27,083,439
Viacom, Inc. (Class B) (a)(b).....................      709,780      12,335,976
Washington Post Co. (Class B).....................        7,116       2,541,124
                                                                  -------------
                                                                    196,171,554
                                                                  -------------
MULTILINE RETAIL -- 9.6%
Big Lots, Inc. (a)(b).............................       96,540       2,006,101
Family Dollar Stores, Inc. (b)....................      164,215       5,479,855
J.C. Penney Co., Inc. (b).........................      260,793       5,234,115
Kohl's Corp. (a)(b)...............................      356,668      15,094,190
Macy's, Inc. (b)..................................      493,609       4,393,120
Nordstrom, Inc. (b)...............................      187,001       3,132,267
Sears Holdings Corp. (a)(b).......................       64,519       2,949,163
Target Corp. .....................................      881,122      30,301,786
                                                                  -------------
                                                                     68,590,597
                                                                  -------------
SPECIALTY RETAIL -- 24.0%
Abercrombie & Fitch Co. (Class A) (b).............      102,462       2,438,595
AutoNation, Inc. (a)(b)...........................      126,832       1,760,428
AutoZone, Inc. (a)(b).............................       44,437       7,226,345
Bed Bath & Beyond, Inc. (a)(b)....................      304,011       7,524,272
Best Buy Co., Inc. (b)............................      396,829      15,063,629
GameStop Corp. (Class A) (a)(b)...................      192,231       5,386,313
Gap, Inc. ........................................      545,733       7,089,072
Home Depot, Inc. (b)..............................    1,984,522      46,755,338
Limited Brands, Inc. (b)..........................      317,631       2,763,390
Lowe's Cos., Inc. ................................    1,715,535      31,308,514
O'Reilly Automotive, Inc. (a).....................      158,305       5,542,258
Office Depot, Inc. (a)............................      323,278         423,494
RadioShack Corp. (b)..............................      146,696       1,257,185
Sherwin-Williams Co. (b)..........................      115,194       5,986,632
Staples, Inc. (b).................................      835,086      15,123,407
Tiffany & Co. (b).................................      144,480       3,114,989
TJX Cos., Inc. (b)................................      487,306      12,494,526
                                                                  -------------
                                                                    171,258,387
                                                                  -------------
TEXTILES, APPAREL & LUXURY GOODS -- 5.1%
Coach, Inc. (a)...................................      376,819       6,292,877
NIKE, Inc. (Class B) (b)..........................      453,251      21,252,940
Polo Ralph Lauren Corp. (b).......................       66,228       2,798,133
V.F. Corp. (b)....................................      103,481       5,909,800
                                                                  -------------
                                                                     36,253,750
                                                                  -------------
TOTAL COMMON STOCKS --
  (Cost $1,148,499,783)...........................                  711,396,781
                                                                  -------------


See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                   SHARES         VALUE
--------------------                                   ------         -----
SHORT TERM INVESTMENTS -- 16.5%
MONEY MARKET FUNDS -- 16.5%
State Street Navigator Securities Lending Prime
  Portfolio (c)(d)................................  113,632,602   $ 113,632,602
STIC Prime Portfolio..............................    3,777,018       3,777,018
                                                                  -------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $117,409,620).............................                  117,409,620
                                                                  -------------

TOTAL INVESTMENTS -- 116.2%
  (Cost $1,265,909,403)...........................                  828,806,401
OTHER ASSETS AND
  LIABILITIES -- (16.2)%..........................                 (115,522,887)
                                                                  -------------
NET ASSETS -- 100.0%..............................                $ 713,283,514
                                                                  =============




   (a) Non-income producing security.
   (b) Security, or portion thereof, was on loan at March 31, 2009.
   (c) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
   (d) Investments of cash collateral for securities loaned.



See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                                  SHARES          VALUE
--------------------                                  ------          -----
COMMON STOCKS -- 99.5%
BEVERAGES -- 14.3%
Brown-Forman Corp. (Class B) (a)..................     288,870   $   11,216,822
Coca-Cola Co. ....................................   2,377,200      104,477,940
Coca-Cola Enterprises, Inc. ......................     936,510       12,352,567
Constellation Brands, Inc.
  (Class A) (a)(b)................................     599,525        7,134,348
Dr. Pepper Snapple Group, Inc.(b).................     515,684        8,720,216
Molson Coors Brewing Co. (Class B) (a)............     515,672       17,677,236
Pepsi Bottling Group, Inc. .......................     461,359       10,214,488
PepsiCo, Inc. ....................................   1,591,166       81,913,226
                                                                 --------------
                                                                    253,706,843
                                                                 --------------
FOOD & STAPLES RETAILING -- 29.8%
Costco Wholesale Corp. ...........................     977,643       45,284,424
CVS Caremark Corp. ...............................   3,320,152       91,270,978
Kroger Co. (a)....................................   1,588,196       33,701,519
Safeway, Inc. ....................................   1,087,887       21,964,439
SUPERVALU, Inc. (a)...............................     683,987        9,767,334
Sysco Corp. ......................................   1,361,246       31,036,409
Wal-Mart Stores, Inc. ............................   4,554,006      237,263,713
Walgreen Co. .....................................   2,127,552       55,231,250
Whole Foods Market, Inc. (a)......................     280,878        4,718,750
                                                                 --------------
                                                                    530,238,816
                                                                 --------------
FOOD PRODUCTS -- 17.0%
Archer-Daniels-Midland Co. .......................   1,517,682       42,161,206
Campbell Soup Co. ................................     612,908       16,769,163
ConAgra Foods, Inc. ..............................   1,143,692       19,294,084
Dean Foods Co. (b)................................     312,911        5,657,431
General Mills, Inc. ..............................     766,964       38,256,164
H.J. Heinz Co. ...................................     788,801       26,077,761
Hershey Co. (a)...................................     424,460       14,749,985
Hormel Foods Corp. ...............................     142,148        4,507,513
J.M. Smucker Co. .................................     240,802        8,974,691
Kellogg Co. ......................................     635,291       23,270,709
Kraft Foods, Inc. (Class A).......................   2,995,709       66,774,354
McCormick & Co., Inc. ............................     433,979       12,832,759
Sara Lee Corp. ...................................   1,674,530       13,530,202
Tyson Foods, Inc. (Class A).......................     984,953        9,248,709
                                                                 --------------
                                                                    302,104,731
                                                                 --------------
HOUSEHOLD PRODUCTS -- 23.0%
Clorox Co. (a)....................................     370,449       19,070,714
Colgate-Palmolive Co. (a).........................   1,114,874       65,755,268
Kimberly-Clark Corp. .............................     921,724       42,500,694
Procter & Gamble Co. .............................   5,972,195      281,230,663
                                                                 --------------
                                                                    408,557,339
                                                                 --------------
PERSONAL PRODUCTS -- 1.4%
Avon Products, Inc. ..............................   1,037,388       19,948,971
Estee Lauder Cos., Inc. (Class A) (a).............     235,544        5,806,160
                                                                 --------------
                                                                     25,755,131
                                                                 --------------
TOBACCO -- 14.0%
Altria Group, Inc. ...............................   4,201,314       67,305,050
Lorillard, Inc. ..................................     342,404       21,140,023
Philip Morris International, Inc. ................   4,082,590      145,258,552
Reynolds American, Inc. (a).......................     454,923       16,304,441
                                                                 --------------
                                                                    250,008,066
                                                                 --------------
TOTAL COMMON STOCKS --
  (Cost $2,537,797,327)...........................                1,770,370,926
                                                                 --------------
SHORT TERM INVESTMENTS -- 3.5%
MONEY MARKET FUNDS -- 3.5%
State Street Navigator Securities Lending Prime
  Portfolio (c)(d)................................  50,532,355       50,532,355
STIC Prime Portfolio..............................  11,310,505       11,310,505
                                                                 --------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $61,842,860)..............................                   61,842,860
                                                                 --------------
TOTAL INVESTMENTS -- 103.0%
  (Cost $2,599,640,187)...........................                1,832,213,786
OTHER ASSETS AND
  LIABILITIES -- (3.0)%...........................                  (52,964,054)
                                                                 --------------
NET ASSETS -- 100.0%..............................               $1,779,249,732
                                                                 ==============




   (a) Security, or portion thereof, was on loan at March 31, 2009.
   (b) Non-income producing security.
   (c) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
   (d) Investments of cash collateral for securities loaned.


See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                                   SHARES          VALUE
--------------------                                   ------          -----
COMMON STOCKS -- 99.8%
ENERGY EQUIPMENT & SERVICES -- 15.1%
Baker Hughes, Inc. (a)............................    1,917,042   $   54,731,549
BJ Services Co. (a)...............................    2,987,411       29,724,739
Cameron International Corp. (b)...................    1,702,359       37,332,733
Diamond Offshore Drilling, Inc. (a)...............      571,669       35,935,113
ENSCO International, Inc. (a).....................    1,233,887       32,574,617
Halliburton Co. (a)...............................    4,992,784       77,238,369
Nabors Industries, Ltd. (a)(b)....................    2,878,705       28,758,263
National-Oilwell Varco, Inc. (b)..................    2,394,156       68,736,219
Rowan Cos., Inc. (a)..............................    1,820,950       21,796,772
Schlumberger, Ltd. (a)............................    4,375,389      177,728,301
Smith International, Inc. (a).....................    1,704,963       36,622,605
                                                                  --------------
                                                                     601,179,280
                                                                  --------------
OIL, GAS & CONSUMABLE FUELS -- 84.7%
Anadarko Petroleum Corp. .........................    2,449,582       95,264,244
Apache Corp. .....................................    1,737,198      111,337,020
Cabot Oil & Gas Corp. (a).........................    1,147,937       27,056,875
Chesapeake Energy Corp. (a).......................    3,424,235       58,417,449
Chevron Corp. ....................................    9,035,143      607,523,015
ConocoPhillips....................................    6,882,637      269,524,065
CONSOL Energy, Inc. ..............................    1,412,656       35,655,437
Devon Energy Corp. ...............................    2,332,552      104,241,749
El Paso Corp. ....................................    5,708,825       35,680,156
EOG Resources, Inc. ..............................    1,392,750       76,266,990
EQT Corp. (a).....................................    1,103,876       34,584,435
Exxon Mobil Corp. ................................   13,609,147      926,782,911
Hess Corp. .......................................    1,548,317       83,918,781
Marathon Oil Corp. ...............................    3,753,129       98,669,761
Massey Energy Co. (a).............................    1,900,734       19,235,428
Murphy Oil Corp. .................................    1,206,154       53,999,515
Noble Energy, Inc. (a)............................    1,086,866       58,560,340
Occidental Petroleum Corp. .......................    3,286,114      182,872,244
Peabody Energy Corp. (a)..........................    1,841,483       46,110,734
Pioneer Natural Resources Co. (a).................    1,468,724       24,189,884
Range Resources Corp. (a).........................    1,095,606       45,095,143
Southwestern Energy Co. (a)(b)....................    2,058,150       61,106,474
Spectra Energy Corp. (a)..........................    4,033,697       57,036,476
Sunoco, Inc. (a)..................................    1,156,678       30,628,833
Tesoro Corp. (a)..................................    1,797,674       24,214,669
Valero Energy Corp. ..............................    3,189,362       57,089,580
Williams Cos., Inc. ..............................    4,062,371       46,229,782
XTO Energy, Inc. .................................    3,096,059       94,801,327
                                                                  --------------
                                                                   3,366,093,317
                                                                  --------------
TOTAL COMMON STOCKS --
  (Cost $6,538,178,938)...........................                 3,967,272,597
                                                                  --------------
SHORT TERM INVESTMENTS -- 6.2%
MONEY MARKET FUNDS -- 6.2%
State Street Navigator Securities Lending Prime
  Portfolio (c)(d)................................  219,948,756      219,948,756
STIC Prime Portfolio..............................   25,338,849       25,338,849
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $245,287,605).............................                   245,287,605
                                                                  --------------
TOTAL INVESTMENTS -- 106.0%
  (Cost $6,783,466,543)...........................                 4,212,560,202
OTHER ASSETS AND
  LIABILITIES -- (6.0)%...........................                  (238,998,533)
                                                                  --------------
NET ASSETS -- 100.0%..............................                $3,973,561,669
                                                                  ==============




   (a) Security, or portion thereof, was on loan at March 31, 2009.
   (b) Non-income producing security.
   (c) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
   (d) Investments of cash collateral for securities loaned.


See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                                   SHARES          VALUE
--------------------                                   ------          -----
COMMON STOCKS -- 99.8%
CAPITAL MARKETS -- 23.8%
Ameriprise Financial, Inc. .......................    1,218,825   $   24,973,724
Bank of New York Mellon Corp. ....................    6,402,816      180,879,552
Charles Schwab Corp. .............................    5,224,664       80,982,292
E*TRADE Financial Corp. (a)(b)....................    3,187,301        4,079,745
Federated Investors, Inc. (Class B) (a)...........      496,010       11,041,183
Franklin Resources, Inc. .........................      844,066       45,469,835
Goldman Sachs Group, Inc. ........................    2,573,264      272,817,449
Invesco Ltd. .....................................    2,106,456       29,195,480
Janus Capital Group, Inc. ........................      880,795        5,857,287
Legg Mason, Inc. (a)..............................      795,658       12,650,962
Morgan Stanley....................................    5,987,906      136,344,620
Northern Trust Corp. .............................    1,245,480       74,504,614
State Street Corp. (c)............................    2,407,529       74,103,743
T. Rowe Price Group, Inc. (a).....................    1,427,328       41,192,686
                                                                  --------------
                                                                     994,093,172
                                                                  --------------
COMMERCIAL BANKS -- 17.7%
BB&T Corp. (a)....................................    3,117,573       52,749,335
Comerica, Inc. (a)................................      842,422       15,424,747
Fifth Third Bancorp (a)...........................    3,215,527        9,389,339
First Horizon National Corp. (a)..................    1,175,709       12,627,115
Huntington Bancshares, Inc. (a)...................    2,039,014        3,384,763
KeyCorp...........................................    2,754,584       21,678,576
M & T Bank Corp. (a)..............................      432,842       19,581,772
Marshall & Ilsley Corp. (a).......................    1,478,493        8,323,915
PNC Financial Services Group, Inc. (a)............    2,385,330       69,866,316
Regions Financial Corp. (a).......................    3,868,112       16,478,157
SunTrust Banks, Inc. .............................    1,985,909       23,314,572
U.S. Bancorp......................................    9,781,120      142,902,163
Wells Fargo & Co. (a).............................   23,614,171      336,265,795
Zions Bancorp (a).................................      642,188        6,312,708
                                                                  --------------
                                                                     738,299,273
                                                                  --------------
CONSUMER FINANCE -- 3.5%
American Express Co. (a)..........................    6,526,578       88,957,258
Capital One Financial Corp. (a)...................    2,181,997       26,707,643
Discover Financial Services.......................    2,681,260       16,918,751
SLM Corp. (a)(b)..................................    2,602,394       12,881,850
                                                                  --------------
                                                                     145,465,502
                                                                  --------------
DIVERSIFIED FINANCIAL SERVICES -- 25.9%
Bank of America Corp. ............................   35,671,623      243,280,469
CIT Group, Inc. (a)...............................    2,165,287        6,171,068
Citigroup, Inc. (a)...............................   30,521,918       77,220,452
CME Group, Inc. ..................................      369,804       91,116,008
IntercontinentalExchange, Inc. (a)(b).............      404,443       30,118,870
JPMorgan Chase & Co. .............................   20,939,773      556,579,166
Leucadia National Corp. (a)(b)....................    1,009,848       15,036,637
Moody's Corp. (a).................................    1,060,862       24,314,957
Nasdaq OMX Group, Inc. (a)(b).....................      764,792       14,974,627
NYSE Euronext.....................................    1,441,243       25,798,250
                                                                  --------------
                                                                   1,084,610,504
                                                                  --------------
INSURANCE -- 19.8%
AFLAC, Inc. ......................................    2,606,002       50,452,199
Allstate Corp. ...................................    2,987,954       57,219,319
American International Group, Inc. (a)............   14,984,556       14,984,556
Aon Corp. ........................................    1,524,696       62,238,091
Assurant, Inc. ...................................      656,403       14,296,457
Chubb Corp. ......................................    1,963,627       83,100,695
Cincinnati Financial Corp. .......................      904,893       20,694,903
Genworth Financial, Inc. (Class A)................    2,412,569        4,583,881
Hartford Financial Services
  Group, Inc. ....................................    1,810,911       14,215,651
Lincoln National Corp. (a)........................    1,425,812        9,538,682
Loews Corp. ......................................    2,013,288       44,493,665
Marsh & McLennan Cos., Inc. ......................    2,870,425       58,126,106
MBIA, Inc. (a)(b).................................      950,572        4,353,620
MetLife, Inc. ....................................    4,559,203      103,813,052
Principal Financial Group, Inc. (a)...............    1,445,512       11,824,288
Progressive Corp. (a)(b)..........................    3,772,320       50,699,981
Prudential Financial, Inc. .......................    2,360,641       44,899,392
Torchmark Corp. (a)...............................      470,196       12,333,241
Travelers Cos., Inc. .............................    3,259,379      132,461,163
Unum Group........................................    1,844,430       23,055,375
XL Capital, Ltd. (Class A) (a)....................    1,906,935       10,411,865
                                                                  --------------
                                                                     827,796,182
                                                                  --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 7.4%
Apartment Investment & Management Co. (Class A)
  (a).............................................      653,512        3,581,246
AvalonBay Communities, Inc. ......................      443,994       20,894,358
Boston Properties, Inc. (a).......................      675,092       23,648,473
Equity Residential Properties Trust (a)...........    1,518,985       27,873,375
HCP, Inc. (a).....................................    1,413,938       25,238,793
Health Care REIT, Inc. ...........................      617,152       18,878,680
Host Hotels & Resorts, Inc. (a)...................    2,926,530       11,471,997
Kimco Realty Corp. (a)............................    1,299,228        9,900,117
Plum Creek Timber Co., Inc. (a)...................      917,896       26,683,237
ProLogis (a)......................................    1,490,191        9,686,241
Public Storage, Inc. .............................      698,181       38,574,500
Simon Property Group, Inc. (a)....................    1,403,639       48,622,055
Ventas, Inc. .....................................      798,123       18,045,561
Vornado Realty Trust..............................      784,875       26,089,245
                                                                  --------------
                                                                     309,187,878
                                                                  --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
CB Richard Ellis Group, Inc. (Class A) (a)(b).....    1,252,526        5,047,680
                                                                  --------------
THRIFTS & MORTGAGE FINANCE -- 1.6%
Hudson City Bancorp, Inc. ........................    2,908,168       33,996,484
People's United Financial, Inc. ..................    1,938,844       34,841,027
                                                                  --------------
                                                                      68,837,511
                                                                  --------------
TOTAL COMMON STOCKS --
  (Cost $4,530,969,725)...........................                 4,173,337,702
                                                                  --------------


See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                   SHARES          VALUE
--------------------                                   ------          -----
SHORT TERM INVESTMENTS -- 8.3%
MONEY MARKET FUNDS -- 8.3%
State Street Navigator Securities Lending Prime
  Portfolio (d)(e)................................  293,634,858   $  293,634,858
STIC Prime Portfolio..............................   54,920,578       54,920,578
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $348,555,436).............................                   348,555,436
                                                                  --------------
TOTAL INVESTMENTS -- 108.1%
  (Cost $4,879,525,161)...........................                 4,521,893,138
OTHER ASSETS AND
  LIABILITIES -- (8.1)%...........................                  (340,652,226)
                                                                  --------------
NET ASSETS -- 100.0%..............................                $4,181,240,912
                                                                  ==============




   (a) Security, or portion thereof, was on loan at March 31, 2009.
   (b) Non-income producing security.
   (c) Affiliated Issuer. (Note 3)
   (d) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
   (e) Investments of cash collateral for securities loaned.


See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                                   SHARES          VALUE
--------------------                                   ------          -----
COMMON STOCKS -- 99.9%
BIOTECHNOLOGY -- 14.3%
Amgen, Inc. (a)...................................    2,199,581   $  108,923,251
Biogen Idec, Inc. (a).............................      645,228       33,822,852
Celgene Corp. (a).................................      974,273       43,257,721
Cephalon, Inc. (a)(b).............................      146,111        9,950,159
Genzyme Corp. (a).................................      589,814       35,029,054
Gilead Sciences, Inc. (a).........................    1,936,545       89,700,764
                                                                  --------------
                                                                     320,683,801
                                                                  --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 15.6%
Baxter International, Inc. .......................    1,324,375       67,834,488
Becton, Dickinson & Co. ..........................      523,213       35,180,842
Boston Scientific Corp. (a).......................    3,216,250       25,569,188
C.R. Bard, Inc. ..................................      224,220       17,874,818
Covidien, Ltd. ...................................    1,070,658       35,588,672
DENTSPLY International, Inc. (b)..................      316,089        8,486,990
Hospira, Inc. (a).................................      337,855       10,426,205
Intuitive Surgical, Inc. (a)(b)...................       82,788        7,894,664
Medtronic, Inc. ..................................    2,388,488       70,388,741
St. Jude Medical, Inc. (a)........................      754,580       27,413,891
Stryker Corp. (b).................................      514,236       17,504,593
Varian Medical Systems, Inc. (a)(b)...............      263,609        8,024,258
Zimmer Holdings, Inc. (a).........................      483,877       17,661,511
                                                                  --------------
                                                                     349,848,861
                                                                  --------------
HEALTH CARE PROVIDERS & SERVICES -- 14.0%
Aetna, Inc. ......................................      990,537       24,099,765
AmerisourceBergen Corp. ..........................      336,334       10,984,669
Cardinal Health, Inc. (b).........................      770,893       24,267,712
CIGNA Corp. ......................................      602,731       10,602,038
Coventry Health Care, Inc. (a)....................      316,081        4,090,088
DaVita, Inc. (a)..................................      220,352        9,684,470
Express Scripts, Inc. (a).........................      552,944       25,529,425
Humana, Inc. (a)..................................      384,786       10,035,219
Laboratory Corp. of America Holdings (a)(b).......      229,332       13,413,629
McKesson Corp. ...................................      602,600       21,115,104
Medco Health Solutions, Inc. (a)..................    1,073,783       44,390,189
Patterson Cos., Inc. (a)(b).......................      193,492        3,649,259
Quest Diagnostics, Inc. ..........................      340,580       16,170,738
Tenet Healthcare Corp. (a)(b).....................      914,521        1,060,844
UnitedHealth Group, Inc. .........................    2,603,205       54,485,081
WellPoint, Inc. (a)...............................    1,088,359       41,324,991
                                                                  --------------
                                                                     314,903,221
                                                                  --------------
HEALTH CARE TECHNOLOGY -- 0.2%
IMS Health, Inc. .................................      403,514        5,031,820
                                                                  --------------
LIFE SCIENCES TOOLS & SERVICES -- 2.8%
Life Technologies Corp. (a).......................      369,156       11,990,187
Millipore Corp. (a)(b)............................      132,807        7,624,450
PerkinElmer, Inc. ................................      249,365        3,184,391
Thermo Fisher Scientific, Inc. (a)(b).............      893,026       31,854,237
Waters Corp. (a)(b)...............................      209,014        7,723,067
                                                                  --------------
                                                                      62,376,332
                                                                  --------------
PHARMACEUTICALS -- 53.0%
Abbott Laboratories...............................    2,783,805      132,787,498
Allergan, Inc. ...................................      671,997       32,094,577
Bristol-Myers Squibb Co. .........................    4,229,913       92,719,693
Eli Lilly & Co. ..................................    2,147,185       71,737,451
Forest Laboratories, Inc. (a).....................      648,987       14,251,755
Johnson & Johnson.................................    5,877,335      309,147,821
King Pharmaceuticals, Inc. (a)....................      563,130        3,981,329
Merck & Co., Inc. ................................    4,478,873      119,809,853
Mylan, Inc. (a)(b)................................      645,505        8,656,222
Pfizer, Inc. (b)..................................   14,336,061      195,257,151
Schering-Plough Corp. ............................    3,493,846       82,280,073
Watson Pharmaceuticals, Inc. (a)(b)...............      234,350        7,290,628
Wyeth.............................................    2,844,466      122,425,817
                                                                  --------------
                                                                   1,192,439,868
                                                                  --------------
TOTAL COMMON STOCKS --
  (Cost $3,181,158,367)...........................                 2,245,283,903
                                                                  --------------
SHORT TERM INVESTMENTS -- 6.1%
MONEY MARKET FUNDS -- 6.1%
State Street Navigator Securities Lending Prime
  Portfolio (c)(d)................................  125,732,559      125,732,559
STIC Prime Portfolio..............................   11,989,674       11,989,674
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $137,722,233).............................                   137,722,233
                                                                  --------------
TOTAL INVESTMENTS -- 106.0%
  (Cost $3,318,880,600)...........................                 2,383,006,136
OTHER ASSETS AND
  LIABILITIES -- (6.0)%...........................                  (135,636,043)
                                                                  --------------
NET ASSETS -- 100.0%..............................                $2,247,370,093
                                                                  ==============




   (a) Non-income producing security.
   (b) Security, or portion thereof, was on loan at March 31, 2009.
   (c) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
   (d) Investments of cash collateral for securities loaned.


See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                                   SHARES          VALUE
--------------------                                   ------          -----
COMMON STOCKS -- 99.5%
AEROSPACE & DEFENSE -- 28.7%
Boeing Co. .......................................      960,012   $   34,157,227
General Dynamics Corp. ...........................      531,761       22,115,940
Goodrich Corp. ...................................      241,092        9,134,976
Honeywell International, Inc. ....................      979,560       27,290,541
ITT Corp. ........................................      279,393       10,748,249
L-3 Communications Holdings, Inc. ................      150,086       10,175,831
Lockheed Martin Corp. ............................      444,914       30,712,413
Northrop Grumman Corp. ...........................      446,969       19,505,727
Precision Castparts Corp. (a).....................      176,904       10,596,550
Raytheon Co. .....................................      555,619       21,635,804
Rockwell Collins, Inc. (a)........................      258,435        8,435,318
United Technologies Corp. ........................    1,239,068       53,255,143
                                                                  --------------
                                                                     257,763,719
                                                                  --------------
AIR FREIGHT & LOGISTICS -- 11.0%
C.H. Robinson Worldwide, Inc. (a).................      215,176        9,814,177
Expeditors International of Washington, Inc. (a)..      268,194        7,587,208
FedEx Corp. (a)...................................      421,969       18,773,401
United Parcel Service, Inc. (Class B) (a).........    1,281,582       63,079,466
                                                                  --------------
                                                                      99,254,252
                                                                  --------------
AIRLINES -- 0.7%
Southwest Airlines Co. ...........................    1,025,892        6,493,896
                                                                  --------------
BUILDING PRODUCTS -- 0.4%
Masco Corp. (a)...................................      505,839        3,530,756
                                                                  --------------
COMMERCIAL SERVICES & SUPPLIES -- 5.9%
Avery Dennison Corp. .............................      175,223        3,914,482
Cintas Corp. (a)..................................      200,507        4,956,533
Iron Mountain, Inc. (a)(b)........................      227,080        5,034,364
Pitney Bowes, Inc. ...............................      299,081        6,983,541
R.R. Donnelley & Sons Co. (a).....................      378,177        2,772,037
Republic Services, Inc. ..........................      406,939        6,979,004
Stericycle, Inc. (a)(b)...........................      107,815        5,146,010
Waste Management, Inc. ...........................      677,996       17,356,698
                                                                  --------------
                                                                      53,142,669
                                                                  --------------
CONSTRUCTION & ENGINEERING -- 2.0%
Fluor Corp. (a)...................................      333,840       11,534,172
Jacobs Engineering Group, Inc. (a)(b).............      155,619        6,016,230
                                                                  --------------
                                                                      17,550,402
                                                                  --------------
ELECTRICAL EQUIPMENT -- 4.6%
Cooper Industries, Ltd. (Class A).................      284,075        7,346,180
Emerson Electric Co. .............................    1,012,607       28,940,308
Rockwell Automation, Inc. (a).....................      231,930        5,065,351
                                                                  --------------
                                                                      41,351,839
                                                                  --------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.4%
FLIR Systems, Inc. (b)............................      189,095        3,872,666
                                                                  --------------
INDUSTRIAL CONGLOMERATES -- 16.3%
3M Co. ...........................................      899,486       44,722,444
General Electric Co. .............................    9,882,234       99,909,386
Textron, Inc. (a).................................      383,008        2,198,466
                                                                  --------------
                                                                     146,830,296
                                                                  --------------
MACHINERY -- 16.1%
Caterpillar, Inc. (a).............................      811,469       22,688,673
Cummins, Inc. ....................................      468,877       11,932,920
Danaher Corp. (a).................................      362,096       19,632,845
Deere & Co. ......................................      597,430       19,637,524
Dover Corp. ......................................      284,548        7,506,376
Eaton Corp. (a)...................................      255,437        9,415,408
Flowserve Corp. (a)...............................       70,810        3,973,857
Illinois Tool Works, Inc. (a).....................      517,899       15,977,184
Ingersoll-Rand Co., Ltd. (Class A) (a)............      467,738        6,454,784
Manitowoc Co., Inc. (a)...........................      165,846          542,317
PACCAR, Inc. (a)..................................      533,571       13,744,789
Pall Corp. .......................................      218,628        4,466,570
Parker-Hannifin Corp. ............................      256,308        8,709,346
                                                                  --------------
                                                                     144,682,593
                                                                  --------------
PROFESSIONAL SERVICES -- 2.0%
Dun & Bradstreet Corp. ...........................       67,480        5,195,960
Equifax, Inc. ....................................      217,537        5,318,780
Monster Worldwide, Inc. (a)(b)....................      262,200        2,136,930
Robert Half International, Inc. (a)...............      271,351        4,838,188
                                                                  --------------
                                                                      17,489,858
                                                                  --------------
ROAD & RAIL -- 10.0%
Burlington Northern Santa Fe Corp. ...............      395,560       23,792,934
CSX Corp. ........................................      607,826       15,712,302
Norfolk Southern Corp. (a)........................      544,509       18,377,179
Ryder System, Inc. ...............................      127,748        3,616,546
Union Pacific Corp. ..............................      692,944       28,486,928
                                                                  --------------
                                                                      89,985,889
                                                                  --------------
TRADING COMPANIES & DISTRIBUTORS -- 1.4%
Fastenal Co. (a)..................................      163,287        5,250,493
W.W. Grainger, Inc. (a)...........................      105,604        7,411,289
                                                                  --------------
                                                                      12,661,782
                                                                  --------------
TOTAL COMMON STOCKS --
  (Cost $1,791,218,484)...........................                   894,610,617
                                                                  --------------
SHORT TERM INVESTMENTS -- 12.4%
MONEY MARKET FUNDS -- 12.4%
State Street Navigator Securities Lending Prime
  Portfolio (c)(d)................................  103,076,853      103,076,853
STIC Prime Portfolio..............................    8,727,532        8,727,532
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $111,804,385).............................                   111,804,385
                                                                  --------------
TOTAL INVESTMENTS -- 111.9%
  (Cost $1,903,022,869)...........................                 1,006,415,002
OTHER ASSETS AND
  LIABILITIES -- (11.9)%..........................                  (107,140,857)
                                                                  --------------
NET ASSETS -- 100.0%..............................                $  899,274,145
                                                                  ==============




   (a) Security, or portion thereof, was on loan at March 31, 2009.
   (b) Non-income producing security.
   (c) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
   (d) Investments of cash collateral for securities loaned.


See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                                   SHARES          VALUE
--------------------                                   ------          -----
COMMON STOCKS -- 99.7%
CHEMICALS -- 61.3%
Air Products & Chemicals, Inc. (a)................      733,840   $   41,278,500
CF Industries Holdings, Inc. .....................      211,907       15,072,945
Dow Chemical Co. (a)..............................    3,802,990       32,059,206
Du Pont (E.I.) de Nemours & Co. (a)...............    3,533,399       78,900,800
Eastman Chemical Co. (a)..........................      344,253        9,225,981
Ecolab, Inc. .....................................      704,693       24,473,988
International Flavors & Fragrances, Inc. (a)......      361,432       11,009,219
Monsanto Co. .....................................    2,145,463      178,287,975
PPG Industries, Inc. (a)..........................      687,788       25,379,377
Praxair, Inc. ....................................    1,202,222       80,897,518
Rohm & Haas Co. (a)...............................      510,042       40,211,711
Sigma-Aldrich Corp. (a)...........................      520,641       19,675,023
                                                                  --------------
                                                                     556,472,243
                                                                  --------------
CONSTRUCTION MATERIALS -- 2.3%
Vulcan Materials Co. (a)..........................      469,236       20,782,463
                                                                  --------------
CONTAINERS & PACKAGING -- 6.3%
Ball Corp. .......................................      405,079       17,580,429
Bemis Co., Inc. ..................................      468,726        9,829,184
Owens-Illinois, Inc. (b)..........................      764,622       11,041,142
Pactiv Corp. (b)..................................      622,678        9,084,872
Sealed Air Corp. (a)..............................      734,139       10,131,118
                                                                  --------------
                                                                      57,666,745
                                                                  --------------
METALS & MINING -- 24.6%
AK Steel Holding Corp. (a)........................      640,263        4,558,672
Alcoa, Inc. (a)...................................    3,931,734       28,858,927
Allegheny Technologies, Inc. (a)..................      451,402        9,899,246
Freeport-McMoRan
  Copper & Gold, Inc. (a).........................    1,023,917       39,021,477
Newmont Mining Corp. (Holding Co.)................    1,915,286       85,728,201
Nucor Corp. (a)...................................    1,063,892       40,608,758
Titanium Metals Corp. (a).........................      619,848        3,390,569
United States Steel Corp. (a).....................      522,400       11,038,312
                                                                  --------------
                                                                     223,104,162
                                                                  --------------
PAPER & FOREST PRODUCTS -- 5.2%
International Paper Co. (a).......................    1,878,607       13,225,393
MeadWestvaco Corp. (a)............................      795,293        9,535,563
Weyerhaeuser Co. (a)..............................      884,147       24,375,933
                                                                  --------------
                                                                      47,136,889
                                                                  --------------
TOTAL COMMON STOCKS --
  (Cost $1,479,681,401)...........................                   905,162,502
                                                                  --------------
SHORT TERM INVESTMENTS -- 16.0%
MONEY MARKET FUNDS -- 16.0%
State Street Navigator Securities Lending Prime
  Portfolio (c)(d)................................  139,497,442      139,497,442
STIC Prime Portfolio..............................    6,070,418        6,070,418
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $145,567,860).............................                   145,567,860
                                                                  --------------
TOTAL INVESTMENTS -- 115.7%
  (Cost $1,625,249,261)...........................                 1,050,730,362
OTHER ASSETS AND
  LIABILITIES -- (15.7)%..........................                  (142,293,645)
                                                                  --------------
NET ASSETS -- 100.0%..............................                $  908,436,717
                                                                  ==============




   (a) Security, or portion thereof, was on loan at March 31, 2009.
   (b) Non-income producing security.
   (c) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
   (d) Investments of cash collateral for securities loaned.


See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                                  SHARES          VALUE
--------------------                                  ------          -----
COMMON STOCKS -- 99.8%
COMMUNICATIONS EQUIPMENT -- 13.9%
Ciena Corp. (a)(b)................................     200,853   $    1,562,636
Cisco Systems, Inc. (a)(b)........................   7,933,817      133,050,111
Corning, Inc. ....................................   2,168,272       28,772,970
Harris Corp. .....................................     204,486        5,917,825
JDS Uniphase Corp. (a)(b).........................     462,422        1,502,872
Juniper Networks, Inc. (a)(b).....................     751,752       11,321,385
Motorola, Inc. (b)................................   3,246,518       13,732,771
QUALCOMM, Inc. ...................................   2,256,069       87,783,645
Tellabs, Inc. (a).................................     678,761        3,108,725
                                                                 --------------
                                                                    286,752,940
                                                                 --------------
COMPUTERS & PERIPHERALS -- 23.2%
Apple, Inc. (a)...................................   1,208,063      126,991,583
Dell, Inc. (a)....................................   2,418,517       22,927,541
EMC Corp. (a).....................................   2,791,318       31,821,025
Hewlett-Packard Co. ..............................   2,888,284       92,598,385
International Business Machines Corp. ............   1,823,497      176,678,624
Lexmark International, Inc. (Class A) (a)(b)......     144,606        2,439,503
NetApp, Inc. (a)..................................     493,921        7,329,788
QLogic Corp. (a)..................................     221,915        2,467,695
SanDisk Corp. (a)(b)..............................     359,595        4,548,877
Sun Microsystems, Inc. (a)........................   1,098,222        8,038,985
Teradata Corp. (a)................................     275,007        4,460,613
                                                                 --------------
                                                                    480,302,619
                                                                 --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 16.8%
AT&T, Inc. .......................................   8,009,134      201,830,177
CenturyTel, Inc. (b)..............................     160,008        4,499,425
Embarq Corp. .....................................     211,417        8,002,133
Frontier Communications Corp. (b).................     518,976        3,726,248
Qwest Communications International, Inc. (b)......   2,170,685        7,423,743
Verizon Communications, Inc. .....................   3,860,477      116,586,405
Windstream Corp. (b)..............................     682,958        5,504,641
                                                                 --------------
                                                                    347,572,772
                                                                 --------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS  -- 1.4%
Agilent Technologies, Inc. (a)....................     519,689        7,987,620
Amphenol Corp. (Class A)..........................     253,510        7,222,500
Jabil Circuit, Inc. ..............................     408,444        2,270,949
Molex, Inc. (b)...................................     235,682        3,238,271
Tyco Electronics, Ltd. (b)........................     678,190        7,487,217
                                                                 --------------
                                                                     28,206,557
                                                                 --------------
INTERNET SOFTWARE & SERVICES -- 7.3%
Akamai Technologies, Inc. (a)(b)..................     265,142        5,143,755
eBay, Inc. (a)....................................   1,516,359       19,045,469
Google, Inc. (Class A) (a)........................     276,786       96,338,135
VeriSign, Inc. (a)(b).............................     296,258        5,590,388
Yahoo!, Inc. (a)..................................   1,945,101       24,916,744
                                                                 --------------
                                                                    151,034,491
                                                                 --------------
IT SERVICES -- 5.4%
Affiliated Computer Services, Inc. (Class A) (a)..     146,835        7,031,928
Automatic Data Processing, Inc. ..................     704,854       24,782,667
Cognizant Technology Solutions Corp. (Class A)
  (a).............................................     429,771        8,934,939
Computer Sciences Corp. (a).......................     224,293        8,262,954
Convergys Corp. (a)...............................     245,794        1,986,015
Fidelity National Information Services, Inc. .....     297,123        5,407,639
Fiserv, Inc. (a)..................................     230,720        8,412,051
MasterCard, Inc. (Class A) (b)....................     102,445       17,157,489
Paychex, Inc. (b).................................     462,729       11,878,253
Total System Services, Inc. ......................     316,854        4,375,754
Western Union Co. ................................   1,017,565       12,790,792
                                                                 --------------
                                                                    111,020,481
                                                                 --------------
OFFICE ELECTRONICS -- 0.3%
Xerox Corp. (b)...................................   1,306,178        5,943,110
                                                                 --------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 11.1%
Advanced Micro Devices, Inc. (a)(b)...............     971,765        2,963,883
Altera Corp. (b)..................................     435,851        7,649,185
Analog Devices, Inc. .............................     429,323        8,273,054
Applied Materials, Inc. (b).......................   1,865,854       20,057,930
Broadcom Corp. (Class A) (a)(b)...................     607,721       12,142,266
Intel Corp. ......................................   6,236,179       93,854,494
KLA-Tencor Corp. (b)..............................     262,010        5,240,200
Linear Technology Corp. (b).......................     330,082        7,585,284
LSI Logic Corp. (a)...............................   1,085,393        3,299,595
MEMC Electronic Materials, Inc. (a)...............     341,086        5,624,508
Microchip Technology, Inc. (b)....................     278,458        5,900,525
Micron Technology, Inc. (a)(b)....................   1,199,718        4,870,855
National Semiconductor Corp. (b)..................     327,432        3,362,727
Novellus Systems, Inc. (a)(b).....................     173,399        2,883,625
NVIDIA Corp. (a)(b)...............................     790,303        7,792,388
Teradyne, Inc. (a)................................     376,204        1,647,774
Texas Instruments, Inc. ..........................   1,768,451       29,197,126
Xilinx, Inc. (b)..................................     406,882        7,795,859
                                                                 --------------
                                                                    230,141,278
                                                                 --------------
SOFTWARE -- 18.9%
Adobe Systems, Inc. (a)...........................     742,658       15,885,455
Autodesk, Inc. (a)................................     349,201        5,870,069
BMC Software, Inc. (a)............................     269,084        8,879,772
CA, Inc. .........................................     574,726       10,120,925
Citrix Systems, Inc. (a)..........................     274,300        6,210,152
Compuware Corp. (a)...............................     433,203        2,854,808
Electronic Arts, Inc. (a).........................     469,276        8,536,130
Intuit, Inc. (a)..................................     461,497       12,460,419
McAfee, Inc. (a)(b)...............................     229,324        7,682,354
Microsoft Corp. ..................................  10,393,097      190,921,192
Novell, Inc. (a)..................................     602,460        2,566,480
Oracle Corp. (a)..................................   5,247,128       94,815,603
Salesforce.com, Inc. (a)(b).......................     163,289        5,344,449
Symantec Corp. (a)................................   1,160,307       17,334,986
                                                                 --------------
                                                                    389,482,794
                                                                 --------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.5%
American Tower Corp. (Class A) (a)................     560,451       17,054,524
Sprint Nextel Corp. (a)...........................   4,063,550       14,506,874
                                                                 --------------
                                                                     31,561,398
                                                                 --------------
TOTAL COMMON STOCKS --
  (Cost $3,233,417,603)...........................                2,062,018,440
                                                                 --------------


See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                  SHARES          VALUE
--------------------                                  ------          -----
SHORT TERM INVESTMENTS -- 4.4%
MONEY MARKET FUNDS -- 4.4%
State Street Navigator Securities Lending Prime
  Portfolio (c)(d)................................  77,888,808   $   77,888,808
STIC Prime Portfolio..............................  13,538,652       13,538,652
Federated Prime Obligations Fund..................       3,165            3,165
                                                                 --------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $91,430,625)..............................                   91,430,625
                                                                 --------------
TOTAL INVESTMENTS -- 104.2%
  (Cost $3,324,848,228)...........................                2,153,449,065
OTHER ASSETS AND
  LIABILITIES -- (4.2)%...........................                  (87,481,549)
                                                                 --------------
NET ASSETS -- 100.0%..............................               $2,065,967,516
                                                                 ==============




   (a) Non-income producing security.
   (b) Security, or portion thereof, was on loan at March 31, 2009.
   (c) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
   (d) Investments of cash collateral for securities loaned.


See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                                   SHARES          VALUE
--------------------                                   ------          -----
COMMON STOCKS -- 99.6%
ELECTRIC UTILITIES -- 57.4%
Allegheny Energy, Inc. (a)........................    1,185,201   $   27,461,107
American Electric Power Co., Inc. ................    2,829,006       71,460,692
Duke Energy Corp. ................................    8,187,900      117,250,728
Edison International..............................    2,270,606       65,416,159
Entergy Corp. (a).................................    1,314,273       89,488,849
Exelon Corp. .....................................    4,566,810      207,287,506
FirstEnergy Corp. ................................    2,114,996       81,638,846
FPL Group, Inc. (a)...............................    2,837,200      143,931,156
Northeast Utilities (a)...........................    1,187,145       25,630,460
Pepco Holdings, Inc. .............................    1,545,026       19,281,924
Pinnacle West Capital Corp. (a)...................      716,933       19,041,740
PPL Corp. (a).....................................    2,613,685       75,038,896
Progress Energy, Inc. (a).........................    1,925,701       69,825,918
Southern Co. (a)..................................    5,393,864      165,160,116
                                                                  --------------
                                                                   1,177,914,097
                                                                  --------------
GAS UTILITIES -- 2.3%
Nicor, Inc. (a)...................................      328,817       10,926,589
Questar Corp. (a).................................    1,212,155       35,673,722
                                                                  --------------
                                                                      46,600,311
                                                                  --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-- 2.9%
AES Corp. (b).....................................    4,652,672       27,032,024
Constellation Energy Group, Inc. (a)..............    1,388,682       28,690,170
Dynegy, Inc. (Class A) (a)(b).....................    3,607,257        5,086,233
                                                                  --------------
                                                                      60,808,427
                                                                  --------------
MULTI-UTILITIES -- 37.0%
Ameren Corp. (a)..................................    1,486,350       34,468,456
CenterPoint Energy, Inc. .........................    2,448,379       25,536,593
CMS Energy Corp. (a)..............................    1,606,741       19,023,813
Consolidated Edison, Inc. (a).....................    1,913,118       75,778,604
Dominion Resources, Inc. (a)......................    4,047,262      125,424,649
DTE Energy Co. (a)................................    1,144,651       31,706,833
Integrys Energy Group, Inc. (a)...................      540,283       14,068,969
NiSource, Inc. ...................................    1,932,952       18,942,930
PG&E Corp. (a)....................................    2,545,900       97,304,298
Public Service Enterprise Group, Inc. ............    3,510,651      103,458,885
SCANA Corp. (a)...................................      839,056       25,918,440
Sempra Energy.....................................    1,698,071       78,518,803
TECO Energy, Inc. (a).............................    1,501,954       16,746,787
Wisconsin Energy Corp. (a)........................      811,206       33,397,351
Xcel Energy, Inc. ................................    3,177,277       59,192,671
                                                                  --------------
                                                                     759,488,082
                                                                  --------------
TOTAL COMMON STOCKS --
  (Cost $2,954,257,569)...........................                 2,044,810,917
                                                                  --------------
SHORT TERM INVESTMENTS -- 9.7%
MONEY MARKET FUNDS  -- 9.7%
State Street Navigator Securities Lending Prime
  Portfolio (c)(d)................................  175,905,141      175,905,141
STIC Prime Portfolio..............................   22,785,768       22,785,768
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $198,690,909).............................                   198,690,909
                                                                  --------------
TOTAL INVESTMENTS -- 109.3%
  (Cost $3,152,948,478)...........................                 2,243,501,826
OTHER ASSETS AND
  LIABILITIES -- (9.3)%...........................                  (191,171,935)
                                                                  --------------
NET ASSETS -- 100.0%..............................                $2,052,329,891
                                                                  ==============




   (a) Security, or portion thereof, was on loan at March 31, 2009.
   (b) Non-income producing security.
   (c) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
   (d) Investments of cash collateral for securities loaned.


See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                                    THE CONSUMER     THE CONSUMER
                                                    DISCRETIONARY   STAPLES SELECT      THE ENERGY      THE FINANCIAL
                                                    SELECT SECTOR     SECTOR SPDR     SELECT SECTOR     SELECT SECTOR
                                                      SPDR FUND          FUND           SPDR FUND         SPDR FUND
                                                   --------------   --------------   ---------------   --------------
ASSETS
  Investments in unaffiliated issuers, at value*
     (Note 2)...................................   $  715,173,799   $1,781,681,431   $ 3,992,611,446   $4,154,154,537
  Investments in affiliated issuers, at value
     (Note 2 and Note 3)........................      113,632,602       50,532,355       219,948,756      367,738,601
                                                   --------------   --------------   ---------------   --------------
     Total investments..........................      828,806,401    1,832,213,786     4,212,560,202    4,521,893,138
  Receivable for investments sold...............        1,664,263               --       118,679,206        1,594,876
  Receivable for income related to Select Sector
     SPDR shares in-kind transactions...........           21,728               --                --               --
  Dividends receivable -- unaffiliated issuers
     (Note 2)...................................          891,877        8,419,160         3,768,519        6,917,989
  Dividends receivable -- affiliated issuers
     (Note 2)...................................               --               --                --           24,891
  Prepaid expenses..............................            9,454           30,175            66,822           55,609
                                                   --------------   --------------   ---------------   --------------
          TOTAL ASSETS..........................      831,393,723    1,840,663,121     4,335,074,749    4,530,486,503
                                                   --------------   --------------   ---------------   --------------
LIABILITIES
  Payable upon return of securities loaned......      113,632,602       50,532,355       219,948,756      293,634,858
  Income dividends payable (Note 2).............        2,443,937       10,177,661        19,731,790       46,658,785
  Payable for investments purchased.............        1,810,787               --       120,447,331        7,228,170
  Payable for income related to Select Sector
     SPDR shares in-kind transactions...........               --           57,043            60,208           48,619
  Accrued distribution fees (Note 3)............          104,851          190,613           409,798          401,913
  Accrued advisory fees (Note 3)................           22,297           70,575           167,473          169,772
  Accrued administration, custodian and transfer
     agent fees (Note 3)........................           19,472           61,285           145,205          147,196
  Accrued trustees' fees (Note 3)...............            2,606            6,669            18,302            9,873
  Accrued expenses and other liabilities........           73,657          317,188           584,217          946,405
                                                   --------------   --------------   ---------------   --------------
          TOTAL LIABILITIES.....................      118,110,209       61,413,389       361,513,080      349,245,591
                                                   --------------   --------------   ---------------   --------------
          NET ASSETS............................   $  713,283,514   $1,779,249,732   $ 3,973,561,669   $4,181,240,912
                                                   ==============   ==============   ===============   ==============
NET ASSETS CONSIST OF:
  Paid in capital (Note 4)......................   $1,224,216,175   $2,654,098,170   $ 7,587,245,048   $5,565,833,040
  Undistributed (distributions in excess of) net
     investment income..........................        4,530,289        3,572,890        12,282,837      (96,844,974)
  Accumulated net realized gain (loss) on
     investments................................      (78,359,948)    (110,994,927)   (1,055,059,875)    (930,115,131)
  Net unrealized appreciation (depreciation) on
     investments................................     (437,103,002)    (767,426,401)   (2,570,906,341)    (357,632,023)
                                                   --------------   --------------   ---------------   --------------
          NET ASSETS............................   $  713,283,514   $1,779,249,732   $ 3,973,561,669   $4,181,240,912
                                                   ==============   ==============   ===============   ==============
NET ASSET VALUE PER SELECT SECTOR SPDR:
  Net asset value per Select Sector SPDR share..   $        19.65   $        21.08   $         42.58   $         8.84
                                                   ==============   ==============   ===============   ==============
  Shares outstanding (unlimited amount
     authorized, $0.01 par value)...............       36,302,600       84,416,476        93,318,792      473,009,651
                                                   ==============   ==============   ===============   ==============
COST OF INVESTMENTS:
  Unaffiliated issuers..........................   $1,152,276,801   $2,549,107,832   $ 6,563,517,787   $4,515,365,807
  Affiliated issuers (Note 3)...................      113,632,602       50,532,355       219,948,756      364,159,354
                                                   --------------   --------------   ---------------   --------------
  Total cost of investments.....................   $1,265,909,403   $2,599,640,187   $ 6,783,466,543   $4,879,525,161
                                                   ==============   ==============   ===============   ==============




* Includes $110,755,406, $49,537,301, $211,010,240, $303,254,550, $122,961,874,
  $101,797,746, $136,543,141, $79,065,120 and $174,608,005, respectively, of investments of securities on loan, at value.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------


  THE HEALTH
  CARE SELECT    THE INDUSTRIAL    THE MATERIALS    THE TECHNOLOGY    THE UTILITIES
  SECTOR SPDR     SELECT SECTOR    SELECT SECTOR    SELECT SECTOR     SELECT SECTOR
     FUND           SPDR FUND        SPDR FUND        SPDR FUND         SPDR FUND
--------------   --------------   --------------   ---------------   --------------

$2,257,273,577   $  903,338,149   $  911,232,920   $ 2,075,560,257   $2,067,596,685
   125,732,559      103,076,853      139,497,442        77,888,808      175,905,141
--------------   --------------   --------------   ---------------   --------------
 2,383,006,136    1,006,415,002    1,050,730,362     2,153,449,065    2,243,501,826
            --               --       34,034,024        25,896,697               --

           717               --               --             3,022           25,906
     2,164,606        4,219,509        1,682,402           775,999        5,105,347
            --               --               --                --               --
        29,960           12,248           11,349            27,095           25,640
--------------   --------------   --------------   ---------------   --------------
 2,385,201,419    1,010,646,759    1,086,458,137     2,180,151,878    2,248,658,719
--------------   --------------   --------------   ---------------   --------------

   125,732,559      103,076,853      139,497,442        77,888,808      175,905,141
    11,569,436        7,915,161        4,759,649         9,442,123       19,837,341
            --               --       33,353,028        25,937,764               --

            --           36,923           69,097                --               --
       183,050          123,072          164,148           536,832          234,818
        75,265           34,806           33,256            71,772           67,719
        65,346           30,306           28,964            62,322           58,811
         8,587            6,533            5,550            10,582            9,356
       197,083          148,960          110,286           234,159          215,642
--------------   --------------   --------------   ---------------   --------------
   137,831,326      111,372,614      178,021,420       114,184,362      196,328,828
--------------   --------------   --------------   ---------------   --------------
$2,247,370,093   $  899,274,145   $  908,436,717   $ 2,065,967,516   $2,052,329,891
==============   ==============   ==============   ===============   ==============

$3,275,176,827   $1,937,437,634   $1,732,316,229   $ 4,302,750,135   $3,081,323,473
     1,749,596        2,113,870        9,906,681         8,031,925        8,921,592
   (93,681,866)    (143,669,492)    (259,267,294)   (1,073,415,381)    (128,468,522)
  (935,874,464)    (896,607,867)    (574,518,899)   (1,171,399,163)    (909,446,652)
--------------   --------------   --------------   ---------------   --------------
$2,247,370,093   $  899,274,145   $  908,436,717   $ 2,065,967,516   $2,052,329,891
==============   ==============   ==============   ===============   ==============

$        24.31   $        18.51   $        22.17   $         15.64   $        25.68
==============   ==============   ==============   ===============   ==============
    92,462,661       48,571,694       40,972,406       132,104,840       79,912,598
==============   ==============   ==============   ===============   ==============

$3,193,148,041   $1,799,946,016   $1,485,751,819   $ 3,246,959,420   $2,977,043,337
   125,732,559      103,076,853      139,497,442        77,888,808      175,905,141
--------------   --------------   --------------   ---------------   --------------
$3,318,880,600   $1,903,022,869   $1,625,249,261   $ 3,324,848,228   $3,152,948,478
==============   ==============   ==============   ===============   ==============


THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                                 THE CONSUMER   THE CONSUMER
                                                DISCRETIONARY  STAPLES SELECT     THE ENERGY     THE FINANCIAL
                                                SELECT SECTOR    SECTOR SPDR    SELECT SECTOR    SELECT SECTOR
                                                  SPDR FUND         FUND          SPDR FUND        SPDR FUND
                                                -------------  --------------  ---------------  ---------------
INVESTMENT INCOME
  Dividend income -- unaffiliated issuers
     (Note 2).................................  $   8,151,853   $  35,301,568  $    48,379,314  $   149,119,257
  Dividend income -- affiliated issuers (Note
     2).......................................             --              --               --        1,601,402
  Affiliated securities lending income -- net
     (Note 3 and Note 7)......................      1,058,027         918,016          896,998        4,925,355
                                                -------------   -------------  ---------------  ---------------
  TOTAL INVESTMENT INCOME.....................      9,209,880      36,219,584       49,276,312      155,646,014
                                                -------------   -------------  ---------------  ---------------
EXPENSES
  Distribution fees (Note 3)..................        194,331         660,520        1,347,715        1,966,368
  License fees (Note 3).......................        194,331         660,520        1,347,715        1,966,368
  Advisory fees (Note 3)......................        148,213         503,541        1,028,615        1,495,197
  Administrator, custodian and transfer agent
     fees (Note 3)............................        117,225         395,050          809,655        1,159,363
  Printing and postage expenses...............         23,002          78,510          158,250          235,673
  Professional fees...........................          5,246          15,606           39,005           56,056
  SEC registration expenses...................          9,584          25,719           60,804           83,797
  Trustees' fees (Note 3).....................          7,290          21,865           48,955           59,706
  Insurance expense...........................          4,329          12,123           29,797           25,331
  Miscellaneous expenses......................          4,907          13,982           33,822           58,421
                                                -------------   -------------  ---------------  ---------------
  TOTAL EXPENSES..............................        708,458       2,387,436        4,904,333        7,106,280
                                                -------------   -------------  ---------------  ---------------
  NET INVESTMENT INCOME.......................      8,501,422      33,832,148       44,371,979      148,539,734
                                                -------------   -------------  ---------------  ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain (loss) on:
     Investment transactions -- unaffiliated
       issuers................................   (124,781,073)    (42,332,052)  (1,182,355,543)  (6,061,048,751)
     Investment transactions -- affiliated
       issuers (Note 3).......................             --              --               --     (107,259,965)
  Net change in unrealized appreciation
     (depreciation) on:
     Investment transactions -- unaffiliated
       issuers................................   (164,335,327)   (584,347,899)    (859,842,651)      77,098,319
     Investment transactions -- affiliated
       issuers (Note 3).......................             --              --               --       32,780,759
                                                -------------   -------------  ---------------  ---------------
          NET REALIZED AND UNREALIZED GAIN
            (LOSS) ON INVESTMENTS.............   (289,116,400)   (626,679,951)  (2,042,198,194)  (6,058,429,638)
                                                -------------   -------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS...................  $(280,614,978)  $(592,847,803) $(1,997,826,215) $(5,909,889,904)
                                                =============   =============  ===============  ===============





See accompanying notes to financial statements.

--------------------------------------------------------------------------------


  THE HEALTH
 CARE SELECT   THE INDUSTRIAL  THE MATERIALS  THE TECHNOLOGY  THE UTILITIES
 SECTOR SPDR    SELECT SECTOR  SELECT SECTOR   SELECT SECTOR  SELECT SECTOR
     FUND         SPDR FUND      SPDR FUND       SPDR FUND      SPDR FUND
-------------  --------------  -------------  --------------  -------------

$  25,959,778   $  20,303,220  $  15,066,422   $  20,959,158  $  42,602,216
           --              --             --              --             --
      611,540         566,093        894,050         771,818        624,005
-------------   -------------  -------------   -------------  -------------
   26,571,318      20,869,313     15,960,472      21,730,976     43,226,221
-------------   -------------  -------------   -------------  -------------

      615,284         332,731        274,966         579,192        552,437
      615,284         332,731        274,966         579,192        552,437
      469,739         253,638        209,588         441,969        421,818
      370,724         199,453        164,984         348,212        333,233
       72,275          39,410         32,199          67,815         64,562
       14,491           9,775          7,976          14,380         14,102
       25,499          17,385         14,323          29,123         24,409
       22,250          14,783         12,517          24,530         21,652
       13,839           8,902          7,876          15,169         13,880
       11,060           8,021          7,061          11,612         10,597
-------------   -------------  -------------   -------------  -------------
    2,230,445       1,216,829      1,006,456       2,111,194      2,009,127
-------------   -------------  -------------   -------------  -------------
   24,340,873      19,652,484     14,954,016      19,619,782     41,217,094
-------------   -------------  -------------   -------------  -------------



  (24,424,941)   (203,762,351)  (256,614,260)   (151,532,972)  (121,634,644)
           --              --             --              --             --

 (421,202,171)   (402,091,794)  (158,044,081)   (376,917,782)  (343,263,376)
           --              --             --              --             --
-------------   -------------  -------------   -------------  -------------

 (445,627,112)   (605,854,145)  (414,658,341)   (528,450,754)  (464,898,020)
-------------   -------------  -------------   -------------  -------------

$(421,286,239)  $(586,201,661) $(399,704,325)  $(508,830,972) $(423,680,926)
=============   =============  =============   =============  =============


THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                               THE CONSUMER DISCRETIONARY          THE CONSUMER STAPLES
                                                SELECT SECTOR SPDR FUND           SELECT SECTOR SPDR FUND
                                            -------------------------------  --------------------------------
                                                 FOR THE                          FOR THE
                                            SIX MONTHS ENDED                 SIX MONTHS ENDED
                                                 3/31/09        YEAR ENDED        3/31/09        YEAR ENDED
                                               (UNAUDITED)       9/30/08        (UNAUDITED)        9/30/08
                                            ----------------  -------------  ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income...................    $   8,501,422   $  12,178,543   $    33,832,148  $   50,444,213
  Net realized gain (loss) on investment
     transactions.........................     (124,781,073)    (21,424,042)      (42,332,052)    186,655,905
  Net change in unrealized appreciation
     (depreciation) on investments........     (164,335,327)   (195,117,564)     (584,347,899)   (274,819,535)
                                              -------------   -------------   ---------------  --------------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS............     (280,614,978)   (204,363,063)     (592,847,803)    (37,719,417)
                                              -------------   -------------   ---------------  --------------
NET EQUALIZATION CREDITS AND CHARGES......       (1,063,985)     (2,523,993)       (1,381,050)      1,695,725
                                              -------------   -------------   ---------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income...................       (7,345,768)     (9,667,980)      (30,060,530)    (51,158,165)
                                              -------------   -------------   ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  SPDR SHARE TRANSACTIONS (NOTE 4)........        6,475,656     483,046,590      (513,319,238)    913,535,118
                                              -------------   -------------   ---------------  --------------
  Net increase (decrease) in net assets
     during period........................     (282,549,075)    266,491,554    (1,137,608,621)    826,353,261
  Net assets at beginning of period.......      995,832,589     729,341,035     2,916,858,353   2,090,505,092
                                              -------------   -------------   ---------------  --------------
NET ASSETS END OF PERIOD (1)..............    $ 713,283,514   $ 995,832,589   $ 1,779,249,732  $2,916,858,353
                                              =============   =============   ===============  ==============
(1) Including undistributed (distribution
    in excess of) net investment income...    $   4,530,289   $   3,374,635   $     3,572,890  $     (198,728)
                                              =============   =============   ===============  ==============





See accompanying notes to financial statements.

--------------------------------------------------------------------------------


     THE ENERGY SELECT SECTOR         THE FINANCIAL SELECT SECTOR          THE HEALTH CARE SELECT
            SPDR FUND                          SPDR FUND                      SECTOR SPDR FUND
---------------------------------  ---------------------------------  --------------------------------
     FOR THE                            FOR THE                            FOR THE
SIX MONTHS ENDED                   SIX MONTHS ENDED                   SIX MONTHS ENDED
     3/31/09         YEAR ENDED         3/31/09         YEAR ENDED         3/31/09        YEAR ENDED
   (UNAUDITED)        9/30/08         (UNAUDITED)        9/30/08         (UNAUDITED)        9/30/08
----------------  ---------------  ----------------  ---------------  ----------------  --------------


 $    44,371,979  $    57,367,527   $   148,539,734  $   200,803,073   $   24,340,873   $   39,873,637
  (1,182,355,543)     470,080,898    (6,168,308,716)  (3,010,883,629)     (24,424,941)      72,820,936

    (859,842,651)  (1,825,768,065)      109,879,078     (264,194,267)    (421,202,171)    (467,662,934)
 ---------------  ---------------   ---------------  ---------------   --------------   --------------

  (1,997,826,215)  (1,298,319,640)   (5,909,889,904)  (3,074,274,823)    (421,286,239)    (354,968,361)
 ---------------  ---------------   ---------------  ---------------   --------------   --------------
      (2,789,035)      (8,855,712)        1,743,049       72,941,113          602,412         (484,033)
 ---------------  ---------------   ---------------  ---------------   --------------   --------------

     (41,561,344)     (48,188,499)     (159,752,054)    (273,551,734)     (24,658,668)     (39,420,800)
 ---------------  ---------------   ---------------  ---------------   --------------   --------------

    (602,038,963)   3,090,597,168    (1,649,578,257)  12,341,647,271      315,568,084      696,654,824
 ---------------  ---------------   ---------------  ---------------   --------------   --------------
  (2,644,215,557)   1,735,233,317    (7,717,477,166)   9,066,761,827     (129,774,411)     301,781,630
   6,617,777,226    4,882,543,909    11,898,718,078    2,831,956,251    2,377,144,504    2,075,362,874
 ---------------  ---------------   ---------------  ---------------   --------------   --------------
 $ 3,973,561,669  $ 6,617,777,226   $ 4,181,240,912  $11,898,718,078   $2,247,370,093   $2,377,144,504
 ===============  ===============   ===============  ===============   ==============   ==============

 $    12,282,837  $     9,472,202   $   (96,844,974) $   (85,632,654)  $    1,749,596   $    2,067,391
 ===============  ===============   ===============  ===============   ==============   ==============


THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                  THE INDUSTRIAL SELECT             THE MATERIALS SELECT
                                                    SECTOR SPDR FUND                  SECTOR SPDR FUND
                                            --------------------------------  --------------------------------
                                                 FOR THE                           FOR THE
                                            SIX MONTHS ENDED                  SIX MONTHS ENDED
                                                 3/31/09        YEAR ENDED         3/31/09        YEAR ENDED
                                               (UNAUDITED)        9/30/08        (UNAUDITED)        9/30/08
                                            ----------------  --------------  ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income...................   $   19,652,484   $   29,994,803   $   14,954,016   $   31,931,323
  Net realized gain (loss) on investment
     transactions.........................     (203,762,351)      56,887,818     (256,614,260)      (6,862,101)
  Net change in unrealized appreciation
     (depreciation) on investments........     (402,091,794)    (540,429,288)    (158,044,081)    (390,733,501)
                                             --------------   --------------   --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS............     (586,201,661)    (453,546,667)    (399,704,325)    (365,664,279)
                                             --------------   --------------   --------------   --------------
NET EQUALIZATION CREDITS AND CHARGES......         (313,796)      (1,962,937)      (1,194,813)      (9,522,491)
                                             --------------   --------------   --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income...................      (19,369,279)     (28,112,955)     (14,983,512)     (22,565,609)
                                             --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  SPDR SHARE TRANSACTIONS (NOTE 4)........     (158,679,474)     158,313,487      (71,619,991)      68,843,252
                                             --------------   --------------   --------------   --------------
  Net increase (decrease) in net assets
     during period........................     (764,564,210)    (325,309,072)    (487,502,641)    (328,909,127)
  Net assets at beginning of period.......    1,663,838,355    1,989,147,427    1,395,939,358    1,724,848,485
                                             --------------   --------------   --------------   --------------
NET ASSETS END OF PERIOD(1)...............   $  899,274,145   $1,663,838,355   $  908,436,717   $1,395,939,358
                                             ==============   ==============   ==============   ==============
(1) Including undistributed (distribution
    in excess of) net investment income...   $    2,113,870   $    1,830,665   $    9,906,681   $    9,936,177
                                             ==============   ==============   ==============   ==============





See accompanying notes to financial statements.

--------------------------------------------------------------------------------


      THE TECHNOLOGY SELECT             THE UTILITIES SELECT
        SECTOR SPDR FUND                  SECTOR SPDR FUND
--------------------------------  --------------------------------
     FOR THE                           FOR THE
SIX MONTHS ENDED                  SIX MONTHS ENDED
     3/31/09        YEAR ENDED         3/31/09        YEAR ENDED
   (UNAUDITED)        9/30/08        (UNAUDITED)        9/30/08
----------------  --------------  ----------------  --------------


 $   19,619,782   $   31,956,772   $   41,217,094   $   69,220,568
   (151,532,972)     (15,047,964)    (121,634,644)      63,446,143

   (376,917,782)    (870,248,828)    (343,263,376)    (479,653,914)
 --------------   --------------   --------------   --------------

   (508,830,972)    (853,340,020)    (423,680,926)    (346,987,203)
 --------------   --------------   --------------   --------------
        512,977         (955,973)       2,343,840       (8,875,769)
 --------------   --------------   --------------   --------------

    (20,106,041)     (31,017,832)     (43,649,249)     (60,075,635)
 --------------   --------------   --------------   --------------

    157,649,276      595,134,870      298,798,032     (100,293,102)
 --------------   --------------   --------------   --------------
   (370,774,760)    (290,178,955)    (166,188,303)    (516,231,709)
  2,436,742,276    2,726,921,231    2,218,518,194    2,734,749,903
 --------------   --------------   --------------   --------------
 $2,065,967,516   $2,436,742,276   $2,052,329,891   $2,218,518,194
 ==============   ==============   ==============   ==============

 $    8,031,925   $    8,518,184   $    8,921,592   $   11,353,747
 ==============   ==============   ==============   ==============


THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SELECT SECTOR SPDR SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------



                                                               THE CONSUMER DISCRETIONARY
                                                                 SELECT SECTOR SPDR FUND
                                      ----------------------------------------------------------------------------
                                        FOR THE
                                       SIX MONTHS
                                         ENDED
                                        3/31/09     YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                      (UNAUDITED)     9/30/08      9/30/07      9/30/06      9/30/05      9/30/04
                                      -----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................    $  28.05     $  36.74     $  34.95     $  32.46     $  31.22     $  27.61
                                        --------     --------     --------     --------     --------     --------
Net investment income...............        0.27(1)      0.46(1)      0.37         0.32(1)      0.27(1)      0.24
Net realized and unrealized gain
  (loss) (2)........................       (8.38)       (8.57)        1.80         2.53         1.19         3.59
                                        --------     --------     --------     --------     --------     --------
Total from investment operations....       (8.11)       (8.11)        2.17         2.85         1.46         3.83
                                        --------     --------     --------     --------     --------     --------
Net equalization credits and charges
  (1)...............................       (0.03)       (0.09)       (0.03)       (0.05)        0.04        (0.01)
                                        --------     --------     --------     --------     --------     --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...............       (0.26)       (0.49)       (0.35)       (0.31)       (0.26)       (0.21)
                                        --------     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD......    $  19.65     $  28.05     $  36.74     $  34.95     $  32.46     $  31.22
                                        ========     ========     ========     ========     ========     ========
TOTAL RETURN (3)....................      (29.06)%     (22.39)%       6.07%        8.70%        4.82%       13.83%
                                        ========     ========     ========     ========     ========     ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)............................    $713,284     $995,833     $729,341     $429,980     $277,558     $254,431
Ratio of expenses to average net
  assets............................        0.22%(4)     0.22%        0.23%        0.24%        0.26%        0.28%
Ratio of expenses to average net
  assets before waivers.............        0.22%(4)     0.22%        0.23%        0.24%        0.26%        0.30%
Ratio of net investment income
  (loss) to average net assets......        2.62%(4)     1.44%        0.93%        0.98%        0.82%        0.69%
Portfolio turnover rate (5).........        2.26%        8.56%        5.65%       12.06%       18.03%        2.61%




See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SELECT SECTOR SPDR SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                  THE CONSUMER STAPLES
                                                                SELECT SECTOR SPDR FUND
                                     -----------------------------------------------------------------------------
                                       FOR THE
                                      SIX MONTHS
                                        ENDED
                                       3/31/09      YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                     (UNAUDITED)      9/30/08      9/30/07      9/30/06      9/30/05      9/30/04
                                     -----------    ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................   $    27.42    $    27.94   $    25.34   $    23.28    $  21.66     $  20.30
                                      ----------    ----------   ----------   ----------    --------     --------
Net investment income..............         0.35(1)       0.59         0.59         0.50(1)     0.42(1)      0.34
Net realized and unrealized gain
  (loss) (2).......................        (6.36)        (0.53)        2.60         2.04        1.60         1.35
                                      ----------    ----------   ----------   ----------    --------     --------
Total from investment operations...        (6.01)         0.06         3.19         2.54        2.02         1.69
                                      ----------    ----------   ----------   ----------    --------     --------
Net equalization credits and
  charges (1)......................        (0.01)         0.02        (0.01)        0.02        0.02         0.02
                                      ----------    ----------   ----------   ----------    --------     --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............        (0.32)        (0.60)       (0.58)       (0.50)      (0.42)       (0.35)
                                      ----------    ----------   ----------   ----------    --------     --------
NET ASSET VALUE, END OF PERIOD.....   $    21.08    $    27.42   $    27.94   $    25.34    $  23.28     $  21.66
                                      ==========    ==========   ==========   ==========    ========     ========
TOTAL RETURN (3)...................       (22.05)%        0.28%       12.69%       11.13%       9.44%        8.38%
                                      ==========    ==========   ==========   ==========    ========     ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)...........................   $1,779,250    $2,916,858   $2,090,505   $1,480,041    $857,861     $617,237
Ratio of expenses to average net
  assets...........................         0.22%(4)      0.22%        0.23%        0.24%       0.26%        0.27%
Ratio of expenses to average net
  assets before waivers............         0.22%(4)      0.22%        0.23%        0.24%       0.26%        0.30%
Ratio of net investment income
  (loss) to average net assets.....         3.07%(4)      2.22%        2.18%        2.10%       1.84%        1.62%
Portfolio turnover rate (5)........        11.36%         3.20%        5.76%        7.55%      24.17%        2.84%




See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SELECT SECTOR SPDR SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                      THE ENERGY
                                                                SELECT SECTOR SPDR FUND
                                    ------------------------------------------------------------------------------
                                      FOR THE
                                     SIX MONTHS
                                       ENDED
                                      3/31/09       YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                    (UNAUDITED)       9/30/08      9/30/07      9/30/06      9/30/05      9/30/04
                                    -----------     ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................   $    63.87     $    74.99   $    53.48   $    53.65   $    35.00   $    23.99
                                     ----------     ----------   ----------   ----------   ----------   ----------
Net investment income.............         0.46(1)        0.93         0.78         0.64         0.58(1)      0.51(1)
Net realized and unrealized gain
  (loss) (2)......................       (21.25)        (11.07)       21.49        (0.14)       18.67        10.98
                                     ----------     ----------   ----------   ----------   ----------   ----------
Total from investment operations..       (20.79)        (10.14)       22.27         0.50        19.25        11.49
                                     ----------     ----------   ----------   ----------   ----------   ----------
Net equalization credits and
  charges (1).....................        (0.03)         (0.13)        0.01         0.00(6)     (0.04)        0.03
                                     ----------     ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income.............        (0.47)         (0.85)       (0.77)       (0.67)       (0.56)       (0.51)
                                     ----------     ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD....   $    42.58     $    63.87   $    74.99   $    53.48   $    53.65   $    35.00
                                     ==========     ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (3)..................       (32.64)%       (13.87)%      41.87%        0.87%       55.29%       48.27%
                                     ==========     ==========   ==========   ==========   ==========   ==========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)..........................   $3,973,562     $6,617,777   $4,882,544   $4,014,453   $3,431,320   $1,463,233
Ratio of expenses to average net
  assets..........................         0.22%(4)       0.22%        0.23%        0.24%        0.25%        0.27%
Ratio of expenses to average net
  assets before waivers...........         0.22%(4)       0.22%        0.23%        0.24%        0.26%        0.30%
Ratio of net investment income
  (loss) to average net assets....         1.98%(4)       1.08%        1.19%        1.18%        1.36%        1.70%
Portfolio turnover rate (5).......        15.58%          6.87%        7.00%       18.00%       10.32%        9.70%




See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SELECT SECTOR SPDR SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                     THE FINANCIAL
                                                                SELECT SECTOR SPDR FUND
                                    -------------------------------------------------------------------------------
                                      FOR THE
                                     SIX MONTHS
                                       ENDED
                                      3/31/09        YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                    (UNAUDITED)       9/30/08       9/30/07      9/30/06      9/30/05      9/30/04
                                    -----------     -----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................   $    20.09     $     34.28   $    34.64   $    29.50   $    28.51    $  25.41
                                     ----------     -----------   ----------   ----------   ----------    --------
Net investment income.............         0.26(1)         0.86         0.84(1)      0.77         0.67(1)     0.58
Net realized and unrealized gain
  (loss) (2)......................       (11.24)         (14.48)       (0.53)        5.22         1.07        3.10
                                     ----------     -----------   ----------   ----------   ----------    --------
Total from investment operations..       (10.98)         (13.62)        0.31         5.99         1.74        3.68
                                     ----------     -----------   ----------   ----------   ----------    --------
Net equalization credits and
  charges (1).....................         0.00(6)         0.28         0.22        (0.08)       (0.06)       0.02
                                     ----------     -----------   ----------   ----------   ----------    --------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income.............        (0.27)          (0.85)       (0.89)       (0.77)       (0.69)      (0.60)
                                     ----------     -----------   ----------   ----------   ----------    --------
NET ASSET VALUE, END OF PERIOD....   $     8.84     $     20.09   $    34.28   $    34.64   $    29.50    $  28.51
                                     ==========     ===========   ==========   ==========   ==========    ========
TOTAL RETURN (3)..................       (54.94)%        (39.24)%       1.41%       20.16%        5.88%      14.62%
                                     ==========     ===========   ==========   ==========   ==========    ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)..........................   $4,181,241     $11,898,718   $2,831,956   $1,952,484   $1,569,450    $995,236
Ratio of expenses to average net
  assets..........................         0.22%(4)        0.22%        0.23%        0.24%        0.26%       0.26%
Ratio of expenses to average net
  assets before waivers...........         0.22%(4)        0.22%        0.23%        0.24%        0.26%       0.30%
Ratio of net investment income
  (loss) to average net assets....         4.53%(4)        3.20%        2.35%        2.42%        2.30%       2.14%
Portfolio turnover rate (5).......         8.63%          18.24%       14.57%       10.93%        9.34%       8.67%




See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SELECT SECTOR SPDR SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                THE HEALTH CARE SELECT
                                                                   SECTOR SPDR FUND
                                    ------------------------------------------------------------------------------
                                      FOR THE
                                     SIX MONTHS
                                       ENDED
                                      3/31/09      YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                    (UNAUDITED)      9/30/08       9/30/07      9/30/06      9/30/05      9/30/04
                                    -----------    ----------    ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................   $    30.43    $    35.41    $    33.17   $    31.37   $    28.80    $  27.86
                                     ----------    ----------    ----------   ----------   ----------    --------
Net investment income.............         0.30(1)       0.55(1)       0.56(1)      0.44(1)      0.37(1)     0.36
Net realized and unrealized gain
  (loss) (2)......................        (6.13)        (4.97)         2.27         1.81         2.57        0.90
                                     ----------    ----------    ----------   ----------   ----------    --------
Total from investment operations..        (5.83)        (4.42)         2.83         2.25         2.94        1.26
                                     ----------    ----------    ----------   ----------   ----------    --------
Net equalization credits and
  charges (1).....................         0.01         (0.01)        (0.03)       (0.02)        0.02        0.03
                                     ----------    ----------    ----------   ----------   ----------    --------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income.............        (0.30)        (0.55)        (0.56)       (0.43)       (0.39)      (0.35)
                                     ----------    ----------    ----------   ----------   ----------    --------
NET ASSET VALUE, END OF PERIOD....   $    24.31    $    30.43    $    35.41   $    33.17   $    31.37    $  28.80
                                     ==========    ==========    ==========   ==========   ==========    ========
TOTAL RETURN (3)..................       (19.17)%      (12.55)%        8.49%        7.17%       10.32%       4.57%
                                     ==========    ==========    ==========   ==========   ==========    ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)..........................   $2,247,370    $2,377,145    $2,075,363   $1,948,747   $1,617,139    $809,168
Ratio of expenses to average net
  assets..........................         0.22%(4)      0.22%         0.23%        0.24%        0.25%       0.27%
Ratio of expenses to average net
  assets before waivers...........         0.22%(4)      0.22%         0.23%        0.24%        0.26%       0.30%
Ratio of net investment income
  (loss) to average net assets....         2.37%(4)      1.68%         1.64%        1.40%        1.20%       1.20%
Portfolio turnover rate (5).......         2.84%         3.69%        10.15%        3.81%        3.48%       7.15%




See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SELECT SECTOR SPDR SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                    THE INDUSTRIAL
                                                                SELECT SECTOR SPDR FUND
                                    ------------------------------------------------------------------------------
                                      FOR THE
                                     SIX MONTHS
                                       ENDED
                                      3/31/09      YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                    (UNAUDITED)      9/30/08       9/30/07      9/30/06      9/30/05      9/30/04
                                    -----------    ----------    ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................    $  30.66     $    40.92    $    33.35   $    30.14    $  28.36     $  23.26
                                      --------     ----------    ----------   ----------    --------     --------
Net investment income.............        0.39(1)        0.69(1)       0.63(1)      0.56        0.46(1)      0.38(1)
Net realized and unrealized gain
  (loss) (2)......................      (12.14)        (10.21)         7.60         3.23        1.79         5.12
                                      --------     ----------    ----------   ----------    --------     --------
Total from investment operations..      (11.75)         (9.52)         8.23         3.79        2.25         5.50
                                      --------     ----------    ----------   ----------    --------     --------
Net equalization credits and
  charges (1).....................       (0.01)         (0.05)         0.00(6)     (0.04)      (0.01)       (0.02)
                                      --------     ----------    ----------   ----------    --------     --------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income.............       (0.39)         (0.69)        (0.66)       (0.54)      (0.46)       (0.38)
                                      --------     ----------    ----------   ----------    --------     --------
NET ASSET VALUE, END OF PERIOD....    $  18.51     $    30.66    $    40.92   $    33.35    $  30.14     $  28.36
                                      ========     ==========    ==========   ==========    ========     ========
TOTAL RETURN (3)..................      (38.49)%       (23.55)%       24.88%       12.51%       7.87%       23.64%
                                      ========     ==========    ==========   ==========    ========     ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)..........................    $899,274     $1,663,838    $1,989,147   $1,095,912    $717,293     $580,057
Ratio of expenses to average net
  assets..........................        0.22%(4)       0.22%         0.23%        0.24%       0.25%        0.28%
Ratio of expenses to average net
  assets before waivers...........        0.22%(4)       0.22%         0.23%        0.24%       0.26%        0.30%
Ratio of net investment income
  (loss) to average net assets....        3.54%(4)       1.85%         1.69%        1.67%       1.54%        1.44%
Portfolio turnover rate (5).......        6.64%          4.27%         7.12%        3.01%       6.20%        2.98%




See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SELECT SECTOR SPDR SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                     THE MATERIALS
                                                                SELECT SECTOR SPDR FUND
                                     -----------------------------------------------------------------------------
                                       FOR THE
                                      SIX MONTHS
                                        ENDED
                                       3/31/09      YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                     (UNAUDITED)      9/30/08      9/30/07      9/30/06      9/30/05      9/30/04
                                     -----------    ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................    $  33.10     $    42.15   $    31.67    $  27.47     $  27.54     $  21.86
                                       --------     ----------   ----------    --------     --------     --------
Net investment income..............        0.37(1)        0.94(1)      0.85(1)     0.80(1)      0.58(1)      0.50(1)
Net realized and unrealized gain
  (loss) (2).......................      (10.86)         (8.78)       10.46        4.30        (0.06)        5.70
                                       --------     ----------   ----------    --------     --------     --------
Total from investment operations...      (10.49)         (7.84)       11.31        5.10         0.52         6.20
                                       --------     ----------   ----------    --------     --------     --------
Net equalization credits and
  charges (1)......................       (0.03)         (0.28)       (0.03)      (0.12)       (0.02)       (0.03)
                                       --------     ----------   ----------    --------     --------     --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............       (0.41)         (0.93)       (0.80)      (0.78)       (0.57)       (0.49)
                                       --------     ----------   ----------    --------     --------     --------
NET ASSET VALUE, END OF PERIOD.....    $  22.17     $    33.10   $    42.15    $  31.67     $  27.47     $  27.54
                                       ========     ==========   ==========    ========     ========     ========
TOTAL RETURN (3)...................      (31.80)%       (19.58)%      35.97%      18.13%        1.78%       28.35%
                                       ========     ==========   ==========    ========     ========     ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)...........................    $908,437     $1,395,939   $1,724,848    $703,475     $757,085     $659,685
Ratio of expenses to average net
  assets...........................        0.22%(4)       0.22%        0.23%       0.24%        0.26%        0.27%
Ratio of expenses to average net
  assets before waivers............        0.22%(4)       0.22%        0.23%       0.24%        0.26%        0.30%
Ratio of net investment income
  (loss) to average net assets.....        3.26%(4)       2.27%        2.26%       2.57%        2.01%        1.96%
Portfolio turnover rate (5)........       17.86%         12.03%        8.94%       6.24%       16.06%        3.47%




See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SELECT SECTOR SPDR SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                    THE TECHNOLOGY
                                                                SELECT SECTOR SPDR FUND
                                    ------------------------------------------------------------------------------
                                      FOR THE
                                     SIX MONTHS
                                       ENDED
                                      3/31/09      YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                    (UNAUDITED)      9/30/08       9/30/07      9/30/06      9/30/05      9/30/04
                                    -----------    ----------    ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................   $    19.83    $    27.00    $    21.99   $    20.89   $    19.10    $  18.25
                                     ----------    ----------    ----------   ----------   ----------    --------
Net investment income.............         0.16(1)       0.27(1)       0.20         0.19(1)      0.47(7)     0.13
Net realized and unrealized gain
  (loss) (2)......................        (4.19)        (7.16)         5.02         1.10         1.74        0.85
                                     ----------    ----------    ----------   ----------   ----------    --------
Total from investment operations..        (4.03)        (6.89)         5.22         1.29         2.21        0.98
                                     ----------    ----------    ----------   ----------   ----------    --------
Net equalization credits and
  charges (1).....................         0.00(6)      (0.01)         0.00(6)      0.00(6)      0.00(6)     0.01
                                     ----------    ----------    ----------   ----------   ----------    --------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income.............        (0.16)        (0.27)        (0.21)       (0.19)       (0.42)      (0.14)
                                     ----------    ----------    ----------   ----------   ----------    --------
NET ASSET VALUE, END OF PERIOD....   $    15.64    $    19.83    $    27.00   $    21.99   $    20.89    $  19.10
                                     ==========    ==========    ==========   ==========   ==========    ========
TOTAL RETURN (3)..................       (20.36)%      (25.68)%       23.79%        6.20%       11.65%       5.37%
                                     ==========    ==========    ==========   ==========   ==========    ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)..........................   $2,065,968    $2,436,742    $2,726,921   $1,817,902   $1,306,948    $936,192
Ratio of expenses to average net
  assets..........................         0.22%(4)      0.22%         0.23%        0.24%        0.26%       0.26%
Ratio of expenses to average net
  assets before waivers...........         0.22%(4)      0.22%         0.23%        0.24%        0.26%       0.30%
Ratio of net investment income
  (loss) to average net assets....         2.03%(4)      1.12%         0.85%        0.91%        2.33%       0.68%
Portfolio turnover rate (5).......         3.35%         9.31%        12.83%       11.30%        8.33%       2.87%




See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SELECT SECTOR SPDR SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                     THE UTILITIES
                                                                SELECT SECTOR SPDR FUND
                                    ------------------------------------------------------------------------------
                                      FOR THE
                                     SIX MONTHS
                                       ENDED
                                      3/31/09      YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                    (UNAUDITED)      9/30/08       9/30/07      9/30/06      9/30/05      9/30/04
                                    -----------    ----------    ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................   $    33.11    $    39.90    $    33.97   $    33.58   $    25.10   $    21.79
                                     ----------    ----------    ----------   ----------   ----------   ----------
Net investment income.............         0.62(1)       1.19(1)       1.10(1)      1.08(1)      0.98(1)      0.85(1)
Net realized and unrealized gain
  (loss) (2)......................        (7.45)        (6.63)         6.06         0.39         8.50         3.33
                                     ----------    ----------    ----------   ----------   ----------   ----------
Total from investment operations..        (6.83)        (5.44)         7.16         1.47         9.48         4.18
                                     ----------    ----------    ----------   ----------   ----------   ----------
Net equalization credits and
  charges (1).....................         0.04         (0.15)        (0.13)       (0.01)       (0.02)       (0.05)
                                     ----------    ----------    ----------   ----------   ----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income.............        (0.64)        (1.20)        (1.10)       (1.07)       (0.98)       (0.82)
                                     ----------    ----------    ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD....   $    25.68    $    33.11    $    39.90   $    33.97   $    33.58   $    25.10
                                     ==========    ==========    ==========   ==========   ==========   ==========
TOTAL RETURN (3)..................       (20.62)%      (14.39)%       20.83%        4.49%       38.18%       19.13%
                                     ==========    ==========    ==========   ==========   ==========   ==========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)..........................   $2,052,330    $2,218,518    $2,734,750   $2,993,688   $2,057,493   $1,270,116
Ratio of expenses to average net
  assets..........................         0.22%(4)      0.22%         0.23%        0.24%        0.26%        0.27%
Ratio of expenses to average net
  assets before waivers...........         0.22%(4)      0.22%         0.23%        0.24%        0.26%        0.30%
Ratio of net investment income
  (loss) to average net assets....         4.48%(4)      2.97%         2.85%        3.34%        3.33%        3.64%
Portfolio turnover rate (5).......         5.68%         3.83%         9.80%        2.13%        4.40%        9.67%


--------

   (1) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

   (2) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

   (3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.

   (4) Annualized.

   (5) Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDR shares.

   (6) Less than $0.005 per share.

   (7) Net investment income per share reflects receipt of a special one time dividend from a portfolio holding (Microsoft Corp.) The effect of this dividend amounted to $0.31 per share.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

1.  ORGANIZATION

The Select Sector SPDR Trust (the "Trust") was organized in the Commonwealth of Massachusetts on June 10, 1998 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in a particular sector or group of industries as specified by a specified market sector index (each a "Select Sector Index"). Each of the nine Select Sector Indexes represents a basket of equity securities of public companies that are components of the S&P 500 Index and are included in a specific sector. The Trust is comprised of nine funds (each a "Fund" or "Select Sector SPDR Fund" and collectively the "Funds" or "Select Sector SPDR Funds") as follows: The Consumer Discretionary Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Health Care Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Materials Select Sector SPDR Fund, The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund. Each Fund operates as a non-diversified investment company.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. You should anticipate that the value of a Fund's shares will decline, more or less, in correlation with any decline in the value of the relevant Select Sector Index. The values of equity securities could decline generally or could underperform other investments. Further, a Fund would not sell an equity security because the security's issuer was in financial trouble unless that security is removed from the relevant Select Sector Index.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

The value of each Fund's portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the "Board") believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the "Committee"). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund's net asset value may reflect certain portfolio securities'

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Effective October 1, 2008, the Funds adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157 ("FAS 157"), "Fair Value Measurements." This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

     - Level 1-- quoted prices in active markets for identical investments

     - Level 2-- other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3-- significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds' net assets are computed and that may materially affect the value of the Funds' investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund's net asset value and the prices used by the Fund's benchmark index, which, in turn, could result in a difference between the Fund's performance and the performance of the Fund's benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following table summarizes the inputs used in valuing the Funds' investments, as of March 31, 2009:

                                                            LEVEL 2 --        LEVEL 3 --
                                          LEVEL 1 --     OTHER SIGNIFICANT    SIGNIFICANT
                                            QUOTED           OBSERVABLE      UNOBSERVABLE
FUND                                        PRICES             INPUTS           INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector
  SPDR Fund                             $  828,806,401          $--               $--       $  828,806,401
Consumer Staples Select Sector SPDR
  Fund                                   1,832,213,786           --                --        1,832,213,786
Energy Select Sector SPDR Fund           4,212,560,202           --                --        4,212,560,202
Financial Select Sector SPDR Fund        4,521,893,138           --                --        4,521,893,138
Health Care Select Sector SPDR Fund      2,383,006,136           --                --        2,383,006,136
Industrial Select Sector SPDR Fund       1,006,415,002           --                --        1,006,415,002
Materials Select Sector SPDR Fund        1,050,730,362           --                --        1,050,730,362
Technology Select Sector SPDR Fund       2,153,449,065           --                --        2,153,449,065
Utilities Select Sector SPDR Fund        2,243,501,826           --                --        2,243,501,826


In April 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds' financial statement disclosures.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

EXPENSES

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income to its shareholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

EQUALIZATION

The Funds follow the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring Select Sector SPDR shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of Select Sector SPDR shares.

FEDERAL INCOME TAX

The Funds have qualified and intend to qualify for and elect treatment as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, Real Estate Investment Trusts (REITs) and losses deferred due to wash sales.

The Funds have reviewed the tax positions for the open tax years as of September 30, 2008 and have determined that no provision for income tax is required in the Funds' Financial Statements. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

At March 31, 2009, the Funds had the following capital loss carryforwards, which may be utilized to offset any net realized capital gains, expiring September 30:

FUND                                2009         2010          2011          2012         2013         2014         2015
----------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary Select
  Sector SPDR Fund              $   718,060  $    732,626  $ 13,927,450  $  2,502,233  $  997,052  $ 9,450,752  $  7,544,551
Consumer Staples Select Sector
  SPDR Fund                       5,361,967     1,125,600    54,107,397    23,758,907     799,804   23,679,427       175,734
Energy Select Sector SPDR Fund      615,827     6,697,642    65,879,072     6,684,065     821,860       50,406    94,186,580
Financial Select Sector SPDR
  Fund                            3,419,828     3,115,309    19,148,460     8,078,713   4,176,362    9,961,554    10,349,660
Health Care Select Sector SPDR
  Fund                            1,393,723     2,876,921    17,808,907     1,306,855   6,333,060    7,166,786     3,362,549
Industrial Select Sector SPDR
  Fund                            5,365,360       617,211    29,450,669     6,331,812   1,389,592    4,968,985     7,287,655
Materials Select Sector SPDR
  Fund                            1,158,053     3,739,320     6,349,204     2,359,563   1,867,693    3,631,452       400,900
Technology Select Sector SPDR
  Fund                           13,684,462   110,778,244   305,114,554   123,285,364   9,613,457   52,407,581   149,073,403
Utilities Select Sector SPDR
  Fund                                   --            --    18,897,010    15,559,181     400,327    2,962,529     4,942,581
FUND                                2016
-------------------------------------------
Consumer Discretionary Select
  Sector SPDR Fund              $ 4,343,910
Consumer Staples Select Sector
  SPDR Fund                       2,872,408
Energy Select Sector SPDR Fund   16,887,031
Financial Select Sector SPDR
  Fund                           41,494,569
Health Care Select Sector SPDR
  Fund                            1,330,406
Industrial Select Sector SPDR
  Fund                            5,756,566
Materials Select Sector SPDR
  Fund                            2,396,678
Technology Select Sector SPDR
  Fund                           64,942,837
Utilities Select Sector SPDR
  Fund                                   --

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

During the period October 1, 2008 through March 31, 2009, the Funds reclassified non-taxable security gains and losses realized as a result of in-kind redemptions of Creation Units (See Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

                                                                      NET GAIN (LOSS)
                                                                      RECLASSIFIED TO
FUND                                                                  PAID IN CAPITAL
-------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                        $  (104,041,781)
Consumer Staples Select Sector SPDR Fund                                  (50,774,512)
Energy Select Sector SPDR Fund                                           (368,279,532)
Financial Select Sector SPDR Fund                                      (5,793,010,566)
Health Care Select Sector SPDR Fund                                           779,230
Industrial Select Sector SPDR Fund                                       (130,947,168)
Materials Select Sector SPDR Fund                                         (55,471,159)
Technology Select Sector SPDR Fund                                        (71,985,158)
Utilities Select Sector SPDR Fund                                         (48,534,646)


Under current tax laws, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds incurred the following losses during the period November 1, 2007 through September 30, 2008 that have been deferred for tax purposes until fiscal year 2009:

FUND                                                                   DEFERRED LOSSES
--------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                           $ 16,666,439
Consumer Staples Select Sector SPDR Fund                                    5,745,233
Energy Select Sector SPDR Fund                                             42,286,699
Financial Select Sector SPDR Fund                                         395,282,163
Health Care Select Sector SPDR Fund                                        21,755,057
Industrial Select Sector SPDR Fund                                          7,345,049
Materials Select Sector SPDR Fund                                          33,977,755
Technology Select Sector SPDR Fund                                        118,160,096
Utilities Select Sector SPDR Fund                                           9,343,193


INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis.

CONCENTRATION OF RISK

Each of the Select Sector SPDR Funds concentrates its investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

RECENT ACCOUNTING PRONOUNCEMENTS

In March, 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact, if any, the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

3.  RELATED PARTY FEES AND TRANSACTIONS

ADVISER FEES

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the "Adviser"). As compensation for the services provided to the Funds under the Investment Advisory Agreement, each Fund pays the Adviser a fee accrued daily and paid monthly at the annualized rate of 0.05% for the first $12.5 billion of average daily net assets of the Trust and 0.04% thereafter. From time to time, the Adviser may waive all or a portion of its fee.

TRUSTEES' FEES

The Trust pays each independent Trustee an annual fee of $50,000 plus a per meeting fee of $4,000 for scheduled quarterly meetings of the Board of Trustees attended by the Trustee and $1,000 for each special telephone meeting, if applicable. The Chairman of the Board receives an additional fee of $20,000 per year. Independent Trustees who serve on the Trust's Audit Committee ("Committee Members") also receive $2,000 per committee meeting attended except for the Chairman of the Committee who receives $4,000 per committee meeting attended. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings.

UNITARY FEE

A "Unitary" Fee is paid by each Fund to State Street Bank and Trust Company ("State Street") for the Administration, Custody and Transfer Agency services it provides to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. The unitary fee is a sliding scale fee calculated as follows: (i) 0.07% of average daily net assets of the Trust up to the first $4.5 billion of net assets; (ii) 0.05% of average daily net assets up to the next $4.5 billion of net assets of the Trust; (iii) 0.03% of average daily net assets of the next $3.5 billion of net assets of the Trust; and (iv) 0.015% of average net assets on the remainder of net assets. State Street has voluntarily undertaken to waive 0.005% of its unitary fee on net assets of the Trust over $22.5 billion through December 31, 2010. For the period October 1, 2008 through March 31, 2009, there were no waiver amounts for the Unitary Fee. (See also Note 4).

State Street also acts as the securities lending agent for the Funds and receives a portion of any lending income. In addition, cash collateral from lending activities is invested in an investment fund managed by the Adviser, the State Street Navigator Securities Lending Prime Portfolio. The State Street Navigator Securities Lending Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 7 for additional information regarding securities lending.

For the period October 1, 2008 through March 31, 2009, State Street earned securities lending agent fees as follows:

                                                                     SECURITIES LENDING
FUND                                                                     AGENT FEES
---------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                            $186,520
Consumer Staples Select Sector SPDR Fund                                   161,664
Energy Select Sector SPDR Fund                                             158,034
Financial Select Sector SPDR Fund                                          867,873
Health Care Select Sector SPDR Fund                                        107,727
Industrial Select Sector SPDR Fund                                          99,724
Materials Select Sector SPDR Fund                                          157,580
Technology Select Sector SPDR Fund                                         136,226
Utilities Select Sector SPDR Fund                                          109,913


DISTRIBUTOR

ALPS Distributors, Inc. (the "Distributor") serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay a fee to the Distributor at an annualized rate of 0.25% of the average daily net assets of each of the Funds. The

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


Board of Trustees has limited each Fund's 12b-1 fee to 0.06% of its average daily net assets through at least January 31, 2010.

ADDITIONAL EXPENSES

Standard and Poor's ("S&P"), NYSE Alternext US LLC, formerly the American Stock Exchange LLC (the "NYSE Alternext"), and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") have entered into a license agreement with respect to each Select Sector SPDR Fund's Select Sector Index. The Trust has entered into a sub-license agreement whereby the Trust agrees to pay a sub-license fee per annum (i) to S&P equal to the greater of 0.03% of the aggregate net assets of the Trust or $450,000 (the "Minimum Annual Fee"), and (ii) to Merrill Lynch equal to 0.03% of the aggregate net assets of the Trust up to $35 billion, subject to breakpoints on Trust assets over $35 billion. The fees to S&P and Merrill Lynch are payable on a quarterly basis. Each Select Sector SPDR Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of each Fund.

TRANSACTIONS WITH AFFILIATES

The Financial Select Sector SPDR Fund has invested in an affiliated company, State Street Corp. Amounts relating to this investment at March 31, 2009 and for the six month period then ended are:

                                                     PURCHASED                    SOLD
                                 VALUE AT     -----------------------   -----------------------    VALUE AT     DIVIDEND
FUND                              9/30/08         COST        SHARES      PROCEEDS      SHARES      3/31/09      INCOME
------------------------------------------------------------------------------------------------------------------------
Financial Select Sector SPDR
  Fund                         $181,044,547   107,509,094   3,258,896   139,970,690   4,034,288   74,103,743   1,601,402
                                 REALIZED
FUND                               LOSS
-------------------------------------------
Financial Select Sector SPDR
  Fund                         (107,259,965)


Each Fund invests its cash collateral for securities lending in the shares of the State Street Navigator Securities Lending Prime Portfolio, an affiliated fund of the Adviser. Amounts relating to these investments at March 31, 2009 and for the six month period then ended are:

                                                        PURCHASED                          SOLD
                                 VALUE AT     -----------------------------   -----------------------------      VALUE AT
FUND                              9/30/08          COST           SHARES         PROCEEDS         SHARES         3/31/09
---------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary Select
  Sector SPDR Fund             $ 82,798,119     467,831,558     467,831,558     436,997,075     436,997,075     467,831,558
Consumer Staples Select
  Sector SPDR Fund               34,058,860   1,395,267,867   1,395,267,867   1,378,794,372   1,378,794,372   1,395,267,867
Energy Select Sector SPDR
  Fund                          168,200,865   1,394,022,060   1,394,022,060   1,342,274,169   1,342,274,169   1,394,022,060
Financial Select Sector SPDR
  Fund                          579,442,400   2,712,354,433   2,712,354,433   2,998,161,975   2,998,161,975   2,712,354,433
Health Care Select Sector
  SPDR Fund                      21,166,240   1,062,851,569   1,062,851,569     958,285,250     958,285,250   1,062,851,569
Industrial Select Sector SPDR
  Fund                           72,405,399     744,509,259     744,509,259     713,837,805     713,837,805     744,509,259
Materials Select Sector SPDR
  Fund                           61,473,612     638,410,015     638,410,015     560,386,185     560,386,185     638,410,015
Technology Select Sector SPDR
  Fund                           83,077,896   1,224,767,980   1,224,767,980   1,229,957,068   1,229,957,068   1,224,767,980
Utilities Select Sector SPDR
  Fund                          133,480,013     562,411,376     562,411,376     519,986,248     519,986,248     562,411,376
FUND                             INCOME
----------------------------------------
Consumer Discretionary Select
  Sector SPDR Fund             1,057,780
Consumer Staples Select
  Sector SPDR Fund               917,977
Energy Select Sector SPDR
  Fund                           896,998
Financial Select Sector SPDR
  Fund                         4,916,782
Health Care Select Sector
  SPDR Fund                      611,540
Industrial Select Sector SPDR
  Fund                           566,093
Materials Select Sector SPDR
  Fund                           891,030
Technology Select Sector SPDR
  Fund                           770,201
Utilities Select Sector SPDR
  Fund                           624,005


4.  SHAREHOLDER TRANSACTIONS IN SELECT SECTOR SPDR FUNDS WERE AS FOLLOWS FOR:

CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND



                                        FOR THE
                                    SIX MONTHS ENDED
                                     MARCH 31, 2009
                                      (UNAUDITED)
                            -------------------------------
                            SELECT SECTOR
                             SPDR SHARES         AMOUNT
                            -------------   ---------------
SPDR shares sold              94,600,000    $ 1,858,680,793
SPDR shares issued upon
  dividend reinvestment              465             10,938
SPDR shares redeemed         (93,800,000)    (1,853,280,060)
Net income equalization               --          1,063,985
                             -----------    ---------------
Net increase                     800,465    $     6,475,656
                             ===========    ===============






                                       YEAR ENDED
                                   SEPTEMBER 30, 2008
                            -------------------------------
                            SELECT SECTOR
                             SPDR SHARES         AMOUNT
                            -------------   ---------------
SPDR shares sold              219,700,000   $ 6,883,206,323
SPDR shares issued upon
  dividend reinvestment               571            17,777
SPDR shares redeemed         (204,050,000)   (6,402,701,503)
Net income equalization                --         2,523,993
                             ------------   ---------------
Net increase                   15,650,571   $   483,046,590
                             ============   ===============


THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

CONSUMER STAPLES SELECT SECTOR SPDR FUND



                                        FOR THE
                                    SIX MONTHS ENDED
                                     MARCH 31, 2009
                                      (UNAUDITED)
                            -------------------------------
                            SELECT SECTOR
                             SPDR SHARES         AMOUNT
                            -------------   ---------------
SPDR shares sold              58,200,000    $ 1,332,704,156
SPDR shares issued upon
  dividend reinvestment            3,813             97,582
SPDR shares redeemed         (80,150,000)    (1,847,502,026)
Net income equalization               --          1,381,050
                             -----------    ---------------
Net decrease                 (21,946,187)   $  (513,319,238)
                             ===========    ===============






                                       YEAR ENDED
                                   SEPTEMBER 30, 2008
                            -------------------------------
                            SELECT SECTOR
                             SPDR SHARES         AMOUNT
                            -------------   ---------------
SPDR shares sold              158,450,000   $ 4,444,022,556
SPDR shares issued upon
  dividend reinvestment             4,677           129,635
SPDR shares redeemed         (126,900,000)   (3,528,921,348)
Net income equalization                --        (1,695,725)
                             ------------   ---------------
Net increase                   31,554,677   $   913,535,118
                             ============   ===============



ENERGY SELECT SECTOR SPDR FUND



                                        FOR THE
                                   SIX MONTHS ENDED
                                    MARCH 31, 2009
                                      (UNAUDITED)
                           --------------------------------
                           SELECT SECTOR
                            SPDR SHARES         AMOUNT
                           -------------   ----------------
SPDR shares sold             247,450,000   $ 11,549,836,133
SPDR shares issued upon
  dividend reinvestment            2,324            124,336
SPDR shares redeemed        (257,750,000)   (12,154,788,467)
Net income equalization               --          2,789,035
                            ------------   ----------------
Net decrease                 (10,297,676)  $   (602,038,963)
                            ============   ================






                                      YEAR ENDED
                                  SEPTEMBER 30, 2008
                           --------------------------------
                           SELECT SECTOR
                            SPDR SHARES         AMOUNT
                           -------------   ----------------
SPDR shares sold             669,450,000   $ 51,089,925,647
SPDR shares issued upon
  dividend reinvestment            3,536            279,688
SPDR shares redeemed        (630,950,000)   (48,008,463,879)
Net income equalization               --          8,855,712
                            ------------   ----------------
Net increase                  38,503,536   $  3,090,597,168
                            ============   ================



FINANCIAL SELECT SECTOR SPDR FUND



                                        FOR THE
                                    SIX MONTHS ENDED
                                     MARCH 31, 2009
                                      (UNAUDITED)
                           ---------------------------------
                            SELECT SECTOR
                             SPDR SHARES         AMOUNT
                           --------------   ----------------
SPDR shares sold            1,234,850,000   $ 13,347,494,764
SPDR shares issued upon
  dividend reinvestment            40,065            614,018
SPDR shares redeemed       (1,354,050,000)   (14,995,943,990)
Net income equalization                --         (1,743,049)
                           --------------   ----------------
Net decrease                 (119,159,935)  $ (1,649,578,257)
                           ==============   ================






                                       YEAR ENDED
                                   SEPTEMBER 30, 2008
                           ---------------------------------
                            SELECT SECTOR
                             SPDR SHARES         AMOUNT
                           --------------   ----------------
SPDR shares sold            2,787,450,000   $ 69,928,231,222
SPDR shares issued upon
  dividend reinvestment            98,321          2,281,222
SPDR shares redeemed       (2,278,000,000)   (57,515,924,060)
Net income equalization                --        (72,941,113)
                           --------------   ----------------
Net increase                  509,548,321   $ 12,341,647,271
                           ==============   ================



HEALTH CARE SELECT SECTOR SPDR FUND



                                        FOR THE
                                    SIX MONTHS ENDED
                                     MARCH 31, 2009
                                      (UNAUDITED)
                            -------------------------------
                            SELECT SECTOR
                             SPDR SHARES         AMOUNT
                            -------------   ---------------
SPDR shares sold              82,700,000    $ 2,069,501,943
SPDR shares issued upon
  dividend reinvestment            2,093             59,033
SPDR shares redeemed         (68,350,000)    (1,753,390,480)
Net income equalization               --           (602,412)
                             -----------    ---------------
Net increase                  14,352,093    $   315,568,084
                             ===========    ===============






                                       YEAR ENDED
                                   SEPTEMBER 30, 2008
                            -------------------------------
                            SELECT SECTOR
                             SPDR SHARES         AMOUNT
                            -------------   ---------------
SPDR shares sold             110,600,000    $ 3,638,014,975
SPDR shares issued upon
  dividend reinvestment            3,120            102,813
SPDR shares redeemed         (91,100,000)    (2,941,946,997)
Net income equalization               --            484,033
                             -----------    ---------------
Net increase                  19,503,120    $   696,654,824
                             ===========    ===============


THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRIAL SELECT SECTOR SPDR FUND



                                        FOR THE
                                    SIX MONTHS ENDED
                                     MARCH 31, 2009
                                      (UNAUDITED)
                            -------------------------------
                            SELECT SECTOR
                             SPDR SHARES         AMOUNT
                            -------------   ---------------
SPDR shares sold              115,000,000   $ 2,471,075,928
SPDR shares issued upon
  dividend reinvestment             3,433            90,685
SPDR shares redeemed         (120,700,000)   (2,630,159,883)
Net income equalization                --           313,796
                             ------------   ---------------
Net decrease                   (5,696,567)  $  (158,679,474)
                             ============   ===============






                                       YEAR ENDED
                                   SEPTEMBER 30, 2008
                            -------------------------------
                            SELECT SECTOR
                             SPDR SHARES         AMOUNT
                            -------------   ---------------
SPDR shares sold              197,500,000   $ 7,196,090,230
SPDR shares issued upon
  dividend reinvestment             5,553           208,451
SPDR shares redeemed         (191,850,000)   (7,039,948,131)
Net income equalization                --         1,962,937
                             ------------   ---------------
Net increase                    5,655,553   $   158,313,487
                             ============   ===============



MATERIALS SELECT SECTOR SPDR FUND



                                        FOR THE
                                    SIX MONTHS ENDED
                                     MARCH 31, 2009
                                      (UNAUDITED)
                            -------------------------------
                            SELECT SECTOR
                             SPDR SHARES         AMOUNT
                            -------------   ---------------
SPDR shares sold              121,550,000   $ 2,866,778,754
SPDR shares issued upon
  dividend reinvestment             1,663            44,807
SPDR shares redeemed         (122,750,000)   (2,939,638,365)
Net income equalization                --         1,194,813
                             ------------   ---------------
Net decrease                   (1,198,337)  $   (71,619,991)
                             ============   ===============






                                      YEAR ENDED
                                  SEPTEMBER 30, 2008
                           --------------------------------
                           SELECT SECTOR
                            SPDR SHARES         AMOUNT
                           -------------   ----------------
SPDR shares sold             354,100,000   $ 14,406,208,982
SPDR shares issued upon
  dividend reinvestment            3,641            150,116
SPDR shares redeemed        (352,850,000)   (14,347,038,337)
Net income equalization               --          9,522,491
                            ------------   ----------------
Net increase                   1,253,641   $     68,843,252
                            ============   ================



TECHNOLOGY SELECT SECTOR SPDR FUND



                                        FOR THE
                                    SIX MONTHS ENDED
                                     MARCH 31, 2009
                                      (UNAUDITED)
                            -------------------------------
                            SELECT SECTOR
                             SPDR SHARES         AMOUNT
                            -------------   ---------------
SPDR shares sold              156,550,000   $ 2,432,476,072
SPDR shares issued upon
  dividend reinvestment               443             7,577
SPDR shares redeemed         (147,300,000)   (2,274,321,396)
Net income equalization                --          (512,977)
                             ------------   ---------------
Net increase                    9,250,443   $   157,649,276
                             ============   ===============






                                       YEAR ENDED
                                   SEPTEMBER 30, 2008
                            -------------------------------
                            SELECT SECTOR
                             SPDR SHARES         AMOUNT
                            -------------   ---------------
SPDR shares sold              186,750,000   $ 4,391,416,150
SPDR shares issued upon
  dividend reinvestment               507            12,603
SPDR shares redeemed         (164,900,000)   (3,797,249,856)
Net income equalization                --           955,973
                             ------------   ---------------
Net increase                   21,850,507   $   595,134,870
                             ============   ===============



UTILITIES SELECT SECTOR SPDR FUND



                                        FOR THE
                                    SIX MONTHS ENDED
                                     MARCH 31, 2009
                                      (UNAUDITED)
                            -------------------------------
                            SELECT SECTOR
                             SPDR SHARES         AMOUNT
                            -------------   ---------------
SPDR shares sold              63,500,000    $ 1,716,696,252
SPDR shares issued upon
  dividend reinvestment            7,227            221,657
SPDR shares redeemed         (50,600,000)    (1,415,776,037)
Net income equalization               --         (2,343,840)
                             -----------    ---------------
Net increase                  12,907,227    $   298,798,032
                             ===========    ===============






                                       YEAR ENDED
                                   SEPTEMBER 30, 2008
                            -------------------------------
                            SELECT SECTOR
                             SPDR SHARES         AMOUNT
                            -------------   ---------------
SPDR shares sold              157,850,000   $ 6,209,453,579
SPDR shares issued upon
  dividend reinvestment             9,867           400,895
SPDR shares redeemed         (159,400,000)   (6,319,023,345)
Net income equalization                --         8,875,769
                             ------------   ---------------
Net decrease                   (1,540,133)  $  (100,293,102)
                             ============   ===============



Except for under the Trust's dividend reinvestment plan, Select Sector SPDRs are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally permitted on an in-kind basis only, with a separate cash payment which is equivalent to the undistributed net investment income per share (income

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Custodian and used to defray related expenses.

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial statement purposes. Accordingly, gross unrealized appreciation and depreciation at March 31, 2009 were as follows:

                                                               GROSS           GROSS        NET UNREALIZED
                                                            UNREALIZED      UNREALIZED       APPRECIATION
FUND                                     IDENTIFIED COST   APPRECIATION    DEPRECIATION     (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector
  SPDR Fund                               $1,265,909,403   $    712,513   $  437,815,515   $  (437,103,002)
Consumer Staples Select Sector SPDR
  Fund                                     2,599,640,187        127,614      767,554,015      (767,426,401)
Energy Select Sector SPDR Fund             6,783,466,543             --    2,570,906,341    (2,570,906,341)
Financial Select Sector SPDR Fund          4,879,525,161    201,528,481      559,160,504      (357,632,023)
Health Care Select Sector SPDR Fund        3,318,880,600      2,672,609      938,547,073      (935,874,464)
Industrial Select Sector SPDR Fund         1,903,022,869             --      896,607,867      (896,607,867)
Materials Select Sector SPDR Fund          1,625,249,261      1,451,000      575,969,899      (574,518,899)
Technology Select Sector SPDR Fund         3,324,848,228        146,442    1,171,545,605    (1,171,399,163)
Utilities Select Sector SPDR Fund          3,152,948,478      1,199,782      910,646,434      (909,446,652)


6.  INVESTMENT TRANSACTIONS

For the period ended March 31, 2009, the Trust had in-kind contributions and in-kind redemptions as follows:

FUND                                                          CONTRIBUTIONS     REDEMPTIONS
--------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund               $1,303,785,459   $1,297,413,035
Consumer Staples Select Sector SPDR Fund                        991,449,609    1,504,865,269
Energy Select Sector SPDR Fund                                6,488,262,984    7,077,087,627
Financial Select Sector SPDR Fund                             6,634,062,105    8,306,528,547
Health Care Select Sector SPDR Fund                           1,738,114,741    1,422,643,628
Industrial Select Sector SPDR Fund                            1,699,075,923    1,900,065,066
Materials Select Sector SPDR Fund                             1,926,316,459    1,998,276,057
Technology Select Sector SPDR Fund                            1,852,519,068    1,694,994,762
Utilities Select Sector SPDR Fund                             1,338,012,766    1,039,423,497


The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions in Note 4. The table represents the accumulation of the Funds' daily net shareholder transactions while Note 4 reflects gross shareholder transactions including any cash component of the transactions.

For the period ended March 31, 2009, the Trust had purchases and sales of investment securities as follows:

FUND                                                             PURCHASES        SALES
------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                 $ 16,644,001   $ 16,193,711
Consumer Staples Select Sector SPDR Fund                        255,262,312    256,276,089
Energy Select Sector SPDR Fund                                  741,365,062    759,619,246
Financial Select Sector SPDR Fund                               614,294,012    613,863,483
Health Care Select Sector SPDR Fund                              60,218,816     59,628,241
Industrial Select Sector SPDR Fund                              117,828,043     76,691,235
Materials Select Sector SPDR Fund                               177,195,057    175,900,572
Technology Select Sector SPDR Fund                               67,638,392     71,325,831
Utilities Select Sector SPDR Fund                               110,618,737    109,196,890

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

7.  SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned, should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of March 31, 2009 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, distribution (12b-1) fees, administration, custodian and transfer agent fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at October 1, 2008 and held for the six months ended March 31, 2009.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid during Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Shareholders are charged transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell Select Sector SPDR Shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                                         EXPENSES PAID
                                                   BEGINNING ACCOUNT   ENDING ACCOUNT   DURING PERIOD*
                                                         VALUE              VALUE         10/1/08 TO
                                                        10/1/08            3/31/09          3/31/09
                                                   -----------------   --------------   --------------
ACTUAL
  The Consumer Discretionary Select Sector SPDR
     Fund........................................        $1,000           $  709.40          $0.94
  The Consumer Staples Select Sector SPDR Fund...        $1,000           $  779.50          $0.98
  The Energy Select Sector SPDR Fund.............        $1,000           $  673.60          $0.92
  The Financial Sector SPDR Fund.................        $1,000           $  450.60          $0.80
  The Health Care Select Sector SPDR Fund........        $1,000           $  808.30          $0.99
  The Industrial Select Sector SPDR Fund.........        $1,000           $  615.10          $0.89
  The Materials Select Sector SPDR Fund..........        $1,000           $  682.00          $0.92
  The Technology Select Sector SPDR Fund.........        $1,000           $  796.40          $0.99
  The Utilities Sector SPDR Fund.................        $1,000           $  793.80          $0.98
HYPOTHETICAL
(ASSUMING A 5% RETURN BEFORE EXPENSES)
  The Consumer Discretionary Select Sector SPDR
     Fund........................................        $1,000           $1,023.83          $1.11
  The Consumer Staples Select Sector SPDR Fund...        $1,000           $1,023.83          $1.11
  The Energy Select Sector SPDR Fund.............        $1,000           $1,023.83          $1.11
  The Financial Sector SPDR Fund.................        $1,000           $1,023.83          $1.11
  The Health Care Select Sector SPDR Fund........        $1,000           $1,023.83          $1.11
  The Industrial Select Sector SPDR Fund.........        $1,000           $1,023.83          $1.11
  The Materials Select Sector SPDR Fund..........        $1,000           $1,023.83          $1.11
  The Technology Select Sector SPDR Fund.........        $1,000           $1,023.83          $1.11
  The Utilities Sector SPDR Fund.................        $1,000           $1,023.83          $1.11


* Expenses are equal to each Fund's annualized expense ratio of 0.22%, multiplied by the average account value of the period, multiplied by 182/365.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING POLICIES

You may obtain a description of the Funds' proxy voting policies and procedures without charge, upon request, by contacting the Funds directly at 1-800-843-2639 (toll free), on the website of the Securities and Exchange Commission, at www.sec.gov, or the Funds' website at www.sectorspdrs.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-months period ended June 30 is also available without charge, upon request, by calling 1-800-843-2639 (toll free), on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Funds' website at www.sectorspdrs.com.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission of the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-843-2639 (toll free).

ADVISORY CONTRACT RENEWAL

At an in-person meeting held on November 11, 2008, the Trustees of the Trust considered the renewal of the Amended and Restated Investment Advisory Agreement (the "Agreement"), dated December 1, 2003, between the Trust and SSgA Funds Management, Inc. (the "Adviser") with respect to the Funds. The Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act (the "Independent Trustees") also met separately with their counsel to consider the Agreement. In evaluating the Agreement, the Trustees drew on materials provided to them by the Adviser at the request, on their behalf, of counsel and on other materials provided by State Street. In deciding whether to renew the Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Agreement, (ii) the investment performance of the Funds, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliate, State Street, from their relationship with the Trust, and (iv) the extent to which economies of scale would be realized if and as the Funds grow and whether the fee levels in the Agreement reflect these economies of scale.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior experience as Trustees of the Trust as well as on the materials provided at the meeting. They noted that under the Agreement the Adviser is responsible for managing the investment operations of each of the Funds in accordance with the Fund's investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Trustees, for providing necessary and appropriate reports and information to the Trustees, for maintaining all necessary books and records pertaining to the Trust's securities transactions, and for furnishing each Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting. They noted the distinctive nature of the Funds, as exchange-traded funds ("ETFs") investing in sectors of the S&P 500 Index, and the experience and expertise appropriate in an adviser to such funds. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations of the Trust, and the responsibilities of the latter with respect to the Funds. They also considered the resources, operational structures and practices of the Adviser in managing the Funds' portfolios, in monitoring and securing each Fund's compliance with its investment objectives and policies and with applicable law and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes and managed over $149 billion in assets at June 30, 2008. Drawing upon the materials provided and their general knowledge of the business of the Adviser and its parent, State Street Global Advisers ("SSgA"), with which the Adviser shares all of its senior personnel, the Trustees took into account the fact that the Adviser and its affiliates constitute one of the world's premier investment management enterprises and that the experience, resources and strength of the Adviser and its affiliates in the areas of indexed products generally and ETFs in particular are deep, extensive and of high quality. On the basis of this review, the

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


Trustees determined that the nature and extent of the services provided by the Adviser to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.

INVESTMENT PERFORMANCE OF THE FUNDS

The Trustees noted that, in view of the distinctive investment objective of the Funds, the investment performance of the Funds in absolute terms was not of the importance that normally attaches to the performance of actively-managed funds. Of more importance to the Trustees was the extent to which each Fund achieved its objective of replicating the total return of the applicable index. Drawing upon information provided at the meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Funds had in fact tracked their sector indexes within an acceptable range; they further concluded, on the basis of the limited data available (see discussion in "Comparison of Fees and Expense Ratios" below), that the expense ratios of the Funds were lower than those of practically all of their direct competitors. Moreover, none of the Funds generated any taxable gain during the most recent fiscal year. Accordingly, they concluded that the performance of each Fund was satisfactory.

PROFITABILITY TO THE ADVISER AND ITS AFFILIATES

The Trustees considered the profitability of the advisory arrangement with the Funds to the Adviser and of the Trust's relationship with the Adviser's affiliate, State Street, in its role as Administrator, Transfer Agent and Custodian for the Trust. The Trustees had been provided with data on the Funds' profitability to the Adviser for certain prior fiscal periods, as well as data on the Trust's profitability to State Street for certain prior fiscal periods, together in both cases with profitability estimates for the coming year at several hypothetical asset levels. The Trustees had also been provided with information from both the Adviser and State Street discussing the methods by which expenses were allocated to the Trust and to each of the Funds. On the basis of this information and discussions at the meeting with representatives of the Adviser and State Street, the Trustees concluded that the methodologies used in computing the costs that formed the basis of the profitability calculations were reasonable, whereupon they turned to the profitability data and related information provided. After extensive discussion and analysis they concluded that, to the extent that the Adviser's and State Street's relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

OTHER BENEFITS TO THE ADVISER

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees noted that the Adviser does not currently use the Funds' assets for, or participate in, third party soft dollar arrangements, although the Adviser may receive proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker's execution services. It was further noted that that the Trust's brokerage transactions are not effected through the Adviser or any of its affiliates. The Trustees concluded that, to the extent that the Adviser derives other benefits from its relationship with the Trust, those benefits are not so significant as to render the Adviser's fees excessive.

ECONOMIES OF SCALE

On the basis of their discussions with management and their analysis of information provided at the meeting, the Trustees determined that the nature of the Funds and their operations is such that the Adviser is likely to realize economies of scale in the management of the Funds as they grow in size. They were also of the view that these economies of scale were being shared with the Funds by virtue of an advisory fee, set at a relatively low level since the inception of the Trust, that subsumed economies of scale in the fee itself. Furthermore, the Trustees took into consideration the fact that, in order to ensure that if and as the Funds grow in size the economies of scale resulting from this growth would be shared with the Funds, the Adviser and State Street had each previously agreed to institute one or more breakpoints in their respective fee schedules. At the meeting, State Street had voluntarily undertaken to maintain through December 31, 2010 a further breakpoint (originally instituted on January 1, 2008) in its unitary fee for services as the Trust's Administrator, Transfer Agent and Custodian for Trust assets over $22.5 billion.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

COMPARISON OF FEES AND EXPENSE RATIOS

In order better to evaluate the Funds' advisory fee, the Trustees had requested comparative information with respect to fees paid by similar funds -- i.e., ETFs tracking sector indexes. The Trustees found that, because of the distinctive nature of the Funds, the universe of similar funds was limited. Moreover, many of the other ETFs paid a unitary advisory fee, encompassing all or virtually all of the ETF's operating expenses, so that in many cases a Fund's advisory fee, which covered only advisory services, was misleadingly far lower than its competitors'. However, the Trustees noted that the overall expense ratios of only one competing fund sponsor's ETFs were lower than the Funds', and then only by one one-hundredth of a percentage point, while in some cases a competitor's ratio was more than double that of a Fund. The Trustees concluded that the limited data available provided some indirect confirmation of the reasonableness of the Adviser's fees.

CONCLUSION

The Trustees, including the Independent Trustees, approved the continuance of the Agreement after weighing the foregoing factors, none of which was dispositive in itself. They reasoned that, considered in themselves, the nature and extent of the services provided by the Adviser were appropriate, that the performance of the Funds had been satisfactory, and that the Adviser could be expected to provide services of high quality. As to the Adviser's fees for each Fund, the Trustees determined that the fees, considered in relation to the services provided, were fair and reasonable, that the Trust's relationship with the Adviser and State Street was not so profitable as to render the fees excessive, that any additional benefits to the Adviser and/or State Street were not of a magnitude materially to affect the outcome of the Trustees' conclusions, and that, especially in light of the breakpoints in the Adviser's and State Street's fee schedules, the fees adequately shared economies of scale with the Funds.

THE SPDR(R) FAMILY OF EXCHANGE TRADED FUNDS

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. PLEASE CALL 1-866-787-2257 TO OBTAIN A PROSPECTUS FOR ANY SPDR ETF. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND RISK FACTORS THAT SHOULD BE CAREFULLY CONSIDERED TO DETERMINE IF THE FUND(S) ARE AN APPROPRIATE INVESTMENT FOR YOU. READ THE PROSPECTUS(ES) CAREFULLY BEFORE INVESTING. INVESTING INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THE SELECT SECTOR SPDR TRUST
-----------------------
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

SPDR INDEX SHARES FUNDS
-----------------------
SPDR DJ STOXX 50 ETF (FEU)
SPDR DJ EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR Russell/Nomura PRIME Japan ETF (JPP)
SPDR Russell/Nomura Small Cap Japan ETF (JSC)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

SPDR SERIES TRUST
-----------------
SPDR Dow Jones Total Market ETF (TMW)
SPDR Dow Jones Large Cap ETF (ELR)
SPDR Dow Jones Large Cap Growth ETF (ELG)
SPDR Dow Jones Large Cap Value ETF (ELV)
SPDR Dow Jones Mid Cap ETF (EMM)

SPDR Dow Jones Mid Cap Growth ETF (EMG)
SPDR Dow Jones Mid Cap Value ETF (EMV)
SPDR Dow Jones Small Cap ETF (DSC)
SPDR Dow Jones Small Cap Growth ETF (DSG)
SPDR Dow Jones Small Cap Value ETF (DSV)
SPDR DJ Global Titans ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR KBW Bank ETF (KBE)
SPDR KBW Capital Markets ETF (KCE)
SPDR KBW Insurance ETF (KIE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR KBW Regional Banking(SM) ETF (KRE)
SPDR KBW Mortgage Finance(SM) ETF (KME)
SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL)
SPDR Barclays Capital Short Term Municipal Bond ETF (SHM)
SPDR Barclays Capital Intermediate Term Treasury ETF (ITE)
SPDR Barclays Capital Long Term Treasury ETF (TLO)
SPDR Barclays Capital TIPS ETF (IPE)
SPDR Barclays Capital California Municipal Bond ETF (CXA)
SPDR Barclays Capital New York Municipal Bond ETF (INY)
SPDR Barclays Capital Municipal Bond ETF (TFI)
SPDR Barclays Capital Aggregate Bond ETF (LAG)
SPDR Barclays Capital International Treasury Bond ETF (BWX)
SPDR Barclays Capital High Yield Bond ETF (JNK)
SPDR DB International Government Inflation-Protected Bond ETF (WIP) SPDR Barclays Capital Short Term International Treasury Bond ETF (BWZ) SPDR Barclays Capital Mortgage Backed Bond ETF (MBG)
SPDR Barclays Capital Intermediate Term Credit Bond ETF (ITR)
SPDR Barclays Capital Long Term Credit Bond ETF (LWC)
SPDR Barclays Capital Convertible Bond ETF (CWB)

DIAMONDS TRUST, SERIES 1 (DIA)

SPDR TRUST, SERIES 1 (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust and SPDR Index Shares Funds. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR Trust and DIAMONDS Trust, both unit investment trusts; and all investment portfolios of The Select Sector SPDR Trust.

                          Select Sector Spider Heading


TRUSTEES
CHERYL BURGERMEISTER
GEORGE R. GASPARI, CHAIRMAN
JAMES E. ROSS
ERNEST J. SCALBERG
R. CHARLES TSCHAMPION

OFFICERS
GARY L. FRENCH, PRESIDENT
MICHAEL P. RILEY, VICE PRESIDENT
CHAD C. HALLETT, TREASURER
MATTHEW FLAHERTY, ASSISTANT TREASURER
RYAN M. LOUVAR, SECRETARY
MARK E. TUTTLE, ASSISTANT SECRETARY
JULIE B. PIATELLI, CHIEF COMPLIANCE OFFICER

INVESTMENT MANAGER
SSGA FUNDS MANAGEMENT, INC.
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

DISTRIBUTOR
ALPS DISTRIBUTORS, INC.
1290 BROADWAY, SUITE 1100
DENVER, COLORADO 80203

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
STATE STREET BANK AND TRUST COMPANY
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

LEGAL COUNSEL
CLIFFORD CHANCE US LLP
31 WEST 52ND STREET
NEW YORK, NEW YORK 10166

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PRICEWATERHOUSECOOPERS LLP
125 HIGH STREET
BOSTON, MASSACHUSETTS 02110

The Select Sector SPDR Trust is distributed by ALPS Distributors, Inc.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor. Please read the prospectus carefully before you invest.

                                                            SEL000424 Exp: 12/09

                                     (SPDR LOGO)

                    START WEAVING A STRONGER PORTFOLIO TODAY.

               VISIT WWW.SECTORSPDRS.COM OR CALL 1-800-843-2639.

ITEM 2. CODE OF ETHICS

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 6. SCHEDULE OF INVESTMENTS

A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable to the Registrant.

ITEM 11. CONTROLS AND PROCEDURES

(a) Within 90 days of the filing date of this Form N-CSR, Gary L. French, the Registrant's President and Principal Executive Officer, and Chad C. Hallett, the Registrant's Treasurer and Principal Financial Officer, reviewed the Registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on the review, Messrs. French and Hallett determined that the Procedures adequately ensure that information required to be disclosed by the Registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) In the Registrant's second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the Registrant's internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)(1) Not applicable to the Registrant; this Form N-CSR is a Semi-Annual
Report.

   (2) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

   (3) Not applicable

(b) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the 1940 Act and
Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE SELECT SECTOR SPDR(R) TRUST

By:   /s/ Gary L. French
      -----------------------
      Gary L. French
      President and Chief Executive Officer

Date: May 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Gary L. French
      -----------------------
      Gary L. French
      President and Chief Executive Officer

Date: May 22, 2009

By:   /s/ Chad C. Hallett
      -----------------------
      Chad C. Hallett
      Treasurer and Chief Financial Officer

Date: May 22, 2009